UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.3%
Anheuser-Busch InBev NV	466,362	$50,831,447
Brazil — 1.6%
CCR SA	2,260,817	17,723,548
Souza Cruz SA	1,933,177	17,738,671

		35,462,219
Canada — 3.0%
National Bank of Canada	452,397	18,776,096
Rogers Communications, Inc., Class B	1,146,727	45,542,654

		64,318,750
Denmark — 0.5%
Novo Nordisk A/S, Class B	245,272	11,131,920
Finland — 1.1%
Kone Oyj, Class B	549,289	23,545,488
France — 7.1%
Eutelsat Communications SA	1,103,650	37,963,943
Legrand SA	278,686	18,007,580
Sanofi SA	621,690	67,092,594
Total SA	459,715	32,889,887

		155,954,004
Germany — 1.4%
Deutsche Post AG, Registered Shares	782,786	29,536,807
Italy — 1.4%
ENI SpA	1,166,100	30,201,167
Japan — 2.4%
Japan Tobacco, Inc.	1,610,400	52,931,554
Netherlands — 2.3%
Royal Dutch Shell PLC, B Shares	1,199,787	50,943,897
Singapore — 1.7%
DBS Group Holdings Ltd.	1,502,000	20,347,848
Singapore Telecommunications Ltd.	5,396,000	16,528,593

		36,876,441
Sweden — 4.1%
Atlas Copco AB, A Shares	976,424	28,397,163
Hennes & Mauritz AB, B Shares	825,868	33,805,192
Svenska Handelsbanken AB, A Shares	535,147	26,917,874

		89,120,229
Switzerland — 11.2%
Givaudan SA, Registered Shares	16,389	25,864,725
Nestlé SA, Registered Shares	867,838	67,070,242
Novartis AG, Registered Shares	688,734	59,873,421
Roche Holding AG	226,883	66,555,287
Syngenta AG, Registered Shares	63,064	24,972,818

		244,336,493
Taiwan — 1.0%
Far EasTone Telecommunications Co. Ltd.	10,315,500	22,304,041
United Kingdom — 16.3%
BHP Billiton PLC	983,352	31,923,749
British American Tobacco PLC	801,746	46,296,568
Diageo PLC	1,406,174	43,084,684
GlaxoSmithKline PLC	2,331,238	64,413,075
HSBC Holdings PLC	2,940,400	30,068,191
Imperial Tobacco Group PLC	1,937,838	83,742,126

Common Stocks	Shares	Value
United Kingdom (concluded)
Unilever PLC	1,275,695	$57,065,496

		356,593,889
United States — 39.0%
Altria Group, Inc.	1,208,686	48,480,395
AT&T Inc.	1,029,984	36,770,429
Chevron Corp.	427,216	53,624,152
The Coca-Cola Co.	1,747,654	71,286,807
Genuine Parts Co.	372,642	32,464,571
Johnson & Johnson	350,229	35,474,695
Kraft Foods Group, Inc.	728,642	41,430,584
Lorillard, Inc.	755,747	44,906,487
Mattel, Inc.	77,055	3,021,712
McDonald’s Corp.	672,883	68,216,879
Merck & Co., Inc.	829,350	48,566,736
Microsoft Corp.	1,598,974	64,598,550
Northrop Grumman Corp.	138,673	16,850,156
PepsiCo, Inc.	334,628	28,741,199
Pfizer, Inc.	2,039,455	63,794,152
Philip Morris International, Inc.	521,086	44,516,377
Reynolds American, Inc.	386,407	21,804,947
U.S. Bancorp	763,613	31,140,138
United Parcel Service, Inc., Class B	303,878	29,931,983
United Technologies Corp.	220,432	26,083,719
Verizon Communications, Inc.	834,791	39,012,153

		850,716,821
Total Long-Term Investments (Cost — $1,709,280,295) — 96.4%		2,104,805,167

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	64,581,562	64,581,562
Total Short-Term Securities (Cost — $64,581,562) — 2.9%		64,581,562
Total Investments (Cost — $1,773,861,857*) — 99.3%		2,169,386,729
Other Assets Less Liabilities — 0.7%		14,303,317

Net Assets — 100.0%		$2,183,690,046

BLACKROCK FUNDS II	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,775,987,720

Gross unrealized appreciation	$401,732,102
Gross unrealized depreciation	(8,333,093)

Net unrealized appreciation	$393,399,009

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,127,650	25,453,912	64,581,562	$15,748
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$2,674

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$50,831,447	—	$50,831,447
Brazil	$35,462,219	—	—	35,462,219
Canada	64,318,750	—	—	64,318,750
Denmark	—	11,131,920	—	11,131,920
Finland	—	23,545,488	—	23,545,488
France	—	155,954,004	—	155,954,004
Germany	—	29,536,807	—	29,536,807
Italy	—	30,201,167	—	30,201,167
Japan	—	52,931,554	—	52,931,554
Netherlands	—	50,943,897	—	50,943,897
Singapore	—	36,876,441	—	36,876,441
Sweden	—	89,120,229	—	89,120,229
Switzerland	—	244,336,493	—	244,336,493
Taiwan	—	22,304,041	—	22,304,041
United Kingdom	—	356,593,889	—	356,593,889
United States	850,716,821	—	—	850,716,821
Short-Term Securities	64,581,562	—	—	64,581,562
Total	$1,015,079,352	$1,154,307,377	—	$2,169,386,729

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK FUNDS II	APRIL 30, 2014	3

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)	USD	2,000	$1,930,000
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24 (a)(b)		4,750	4,639,686
ALM IV Ltd., Series 2011-4A, Class E, 4.43%, 7/18/22 (a)(b)		3,932	3,651,475
ALM V Ltd.:
Series 2012-5A, Class C, 4.74%, 2/13/23 (a)(b)		2,500	2,506,330
Series 2012-5A, Class D, 5.74%, 2/13/23 (a)(b)		5,000	4,969,590
ALM VII Ltd., Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		1,000	1,003,800
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.69%, 4/24/24 (a)(b)		5,000	4,836,215
Series 2013-7RA, Class D, 5.24%, 4/24/24 (a)(b)		2,000	1,910,232
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.44%, 1/20/26 (a)(b)		3,200	3,038,026
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		2,000	1,805,724
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (a)		1,747	1,747,997
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Class B, 1.19%, 5/08/18		980	981,351
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,204,260
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,004,586
Series 2013-4, Class C, 2.72%, 9/09/19		900	922,006
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (a)(b)		1,600	1,604,461
Apidos CDO XII, Series 2013-12A, Class D, 3.29%, 4/15/25 (a)(b)		1,500	1,426,248
ARES CLO Ltd., Series 2013-3A, Class D, 3.72%, 10/17/24 (a)(b)		3,500	3,385,550
Atrium CDO Corp., Series 2013-10A, Class D, 3.73%, 7/16/25 (a)(b)		1,000	967,807
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		2,500	2,355,837
Bear Stearns Asset Backed Securities Trust, Series 2006-1, Class M1, 0.65%, 2/25/36 (b)		3,300	2,903,802
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.74%, 7/15/24 (a)(b)		1,000	959,545
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		2,750	2,764,330
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)		1,000	939,807

Asset-Backed Securities	Par (000)		Value
Callidus Debt Partners Fund Ltd., Series 4X, Class C, 2.03%, 4/17/20 (b)	USD	2,000	$1,980,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		600	603,366
Series 2013-1A, Class C, 4.24%, 2/14/25 (a)(b)		2,000	2,005,690
Series 2013-2A, Class D, 3.99%, 4/18/25 (a)(b)		2,250	2,202,768
Cavalry CLO II Ltd., Series 2A, Class D, 4.24%, 1/17/24 (a)(b)		2,500	2,462,847
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 4.29%, 3/25/37 (b)(c)		9,209	5,566,153
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25 (a)(b)		1,000	965,626
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)		2,750	2,708,967
CFIP CLO Ltd., Series 2013-1A, Class D, 3.98%, 4/20/24 (a)(b)		1,500	1,444,458
Chase Issuance Trust, Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,564,000
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.49%, 8/14/24 (a)(b)		1,750	1,758,750
Series 2012-2X, Class B1L, 4.51%, 12/05/24		2,000	2,005,556
Series 2013-1A, Class C, 3.84%, 4/16/25 (a)(b)		2,000	1,942,662
Series 2013-2A, Class B71, 3.83%, 4/21/25 (a)(b)		1,000	975,860
Series 2013-3A, Class C, 3.51%, 10/24/25 (a)(b)		2,000	1,864,250
Clear Lake CLO Ltd., Series 2006-1A, Class B, 0.92%, 12/20/20 (a)(b)		5,000	4,626,170
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20		7,000	6,987,638
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.32%, 3/25/37 (b)		7,874	6,544,097
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		4,000	4,021,156
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,740	2,757,829
Dryden Senior Loan Fund, Series 2014-31A, Class E, 4.49%, 4/18/26 (a)(b)		1,750	1,575,000
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.23%, 7/17/23 (a)(b)		3,000	2,999,880
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (a)(b)		5,900	5,752,500

Portfolio Abbreviations

ADR     American Depositary Receipts

CAD     Canadian Dollar

CDO    Collateralized Debt Obligation

CLO     Collateralized Loan Obligation

CLP     Chilean Peso

CNH     Chinese Offshore Yuan

ETF      Exchange Traded Fund

EUR     Euro

FKA     Formerly Known As

GBP     British Pound

GDR    Global Depositary Receipts

MLP     Master Limited Partnership

MXN    Mexican Peso

NVDR   Non-Voting Depository Receipts

OTC     Over-the-counter

PIK      Payment-in-kind

REIT    Real Estate Investment Trust

SGD     Singapore Dollar

USD     US Dollar

ZAR     South African Rand

4	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)	USD	725	$728,968
Ford Credit Floorplan Master Owner Trust A:
Series 2012-2, Class A, 1.92%, 1/15/19		2,230	2,270,751
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,633,021
Series 2014-1, Class A1, 1.20%, 2/15/19		5,445	5,434,099
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.64%, 11/15/24 (a)(b)		4,365	4,377,135
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.44%, 4/17/22 (a)(b)		5,750	5,749,897
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,500	1,441,027
Gramercy Park CLO Ltd., Series 2012-1A, Class D, 5.74%, 7/17/23 (a)(b)		2,500	2,466,277
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.43%, 10/25/35 (b)		521	481,277
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,638	3,105,410
Series 2006-4, Class 4A3, 5.17%, 3/25/36 (b)		8,323	5,234,997
GSAMP Trust, Series 2006-HE6, Class A4, 0.39%, 8/25/36 (b)		3,590	2,398,551
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		2,750	2,627,446
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (a)		2,200	2,201,100
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		1,460	1,460,876
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.24%, 1/17/45 (a)		1,120	1,120,896
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class CR, 3.93%, 3/14/22 (a)		3,000	2,981,655
Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)		1,000	968,018
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.16%, 11/05/24 (a)(b)		2,300	2,292,224
JFIN CLO Ltd., Series 2014-1A, Class E, 5.23%, 4/20/25 (a)(b)		2,000	1,820,000
JPMorgan Mortgage Acquisition Trust, Series2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,360	3,844,087
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (a)(b)		5,000	4,819,585
Marea CLO Ltd., Series 2012-1X, Class D, 4.78%, 10/16/23 (b)		1,500	1,504,153
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.43%, 2/25/36 (b)		9,000	7,892,514
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (b)(c)		987	577,279
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24 (a)(b)		750	708,788
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		1,855	1,846,096
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.94%, 4/28/25 (a)(b)		8,000	7,769,592

Asset-Backed Securities	Par (000)		Value
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.49%, 10/15/25 (a)(b)	USD	2,500	$2,356,487
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.23%, 4/16/21 (a)(b)		4,000	4,016,316
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		193	207,667
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.24%, 1/15/24 (a)(b)		2,000	2,005,636
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.79%, 1/19/25 (a)(b)		4,000	3,908,068
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.59%, 7/17/25 (a)(b)		500	482,332
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class D, 3.44%, 10/25/25 (a)(b)		1,000	955,391
Series 2013-1A, Class E, 4.74%, 10/25/25 (a)(b)		1,000	904,049
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.15%, 4/20/21 (a)(b)		1,722	1,710,958
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.14%, 1/22/25 (a)(b)		3,500	3,430,168
OZLM Funding Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		1,250	1,174,384
Palmer Square CLO Ltd.:
Series 2013-1A, Class B, 3.09%, 5/15/25 (a)(b)		2,500	2,449,720
Series 2014-1A, Class B, 2.77%, 10/17/22 (a)(b)		2,000	1,968,000
Series 2014-1A, Class C, 4.07%, 10/17/22 (a)(b)		1,250	1,250,000
Series 2014-1A, Class D, 5.97%, 10/17/22 (a)(b)		1,000	1,000,000
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,505,475
Race Point CLO Ltd., Series 2012-7A, Class D, 4.49%, 11/08/24 (a)(b)		3,000	3,008,100
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.23%, 12/15/22 (a)		1,500	1,500,000
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25 (a)(b)		1,750	1,740,146
Santander Drive Auto Receivables Trust:
Series 2012-2, Class C, 3.20%, 2/15/18		2,755	2,825,005
Series 2012-3, Class C, 3.01%, 4/16/18		2,530	2,600,622
Series 2012-4, Class B, 1.83%, 3/15/17		5,000	5,042,735
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,603,317
Series 2012-6, Class C, 1.94%, 3/15/18		4,312	4,360,635
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	5,014,397
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,614,547
Series 2013-1, Class C, 1.76%, 1/15/19		5,755	5,791,389
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,006,406
Series 2013-3, Class D, 2.42%, 4/15/19		1,250	1,266,363
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,217,043
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		1,870	1,961,211
Series 2014-1, Class B, 1.59%, 10/15/18		2,250	2,256,518
Series 2014-1, Class D, 2.91%, 4/15/20		1,600	1,637,432
Series 2014-S3, Class R, 1.44%, 2/19/19 (a)		4,382	4,381,507

BLACKROCK FUNDS II	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C, 0.30%, 10/25/36 (b)	USD	5,100	$2,651,658
Silvermore CLO Ltd., Series 2014-1A, Class D, 5.13%, 5/15/26 (a)(b)		1,250	1,177,187
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,425,388
Series 2011-C, Class A1, 1.55%, 12/15/23 (a)(b)		3,101	3,123,276
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		3,170	3,291,091
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)		2,218	2,222,020
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,052,373
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	516,644
Series 2013-B, Class A1, 0.80%, 7/15/22 (a)(b)		7,021	7,033,898
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	797,771
Series 2013-B, Class A2B, 1.25%, 6/17/30 (a)(b)		1,455	1,464,284
SLM Student Loan Trust, Series 2003-11, Class A6, 0.99%, 12/15/25 (a)(b)		3,500	3,500,182
Soundview Home Loan Trust, Series 2006-EQ1, Class A4, 0.40%, 10/25/36 (b)		10,000	6,519,810
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		1,250	1,195,015
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		1,250	1,209,794
The Unique Pub Finance Co. PLC, Series 2012-02, Class A4, 5.66%, 6/30/27	GBP	395	669,390
Volta II Electricity Receivables Securitigation Notes, Series 2014-2, Class SNR 2.98%, 2/16/18	EUR	400	555,704
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5, 0.40%, 5/25/47 (b)	USD	10,209	6,651,164
West CLO Ltd., Series 2013-1A, Class C, 3.89%, 11/07/25 (a)(b)		2,500	2,424,195
Total Asset-Backed Securities — 4.6%			338,162,475

Common Stocks		Shares
Aerospace & Defense — 0.3%
Northrop Grumman Corp.		59,056	7,175,895
United Technologies Corp.		97,889	11,583,205

			18,759,100
Air Freight & Logistics — 0.5%
Deutsche Post AG, Registered Shares		606,686	22,892,039
United Parcel Service, Inc., Class B		131,060	12,909,410

			35,801,449
Auto Components — 0.0%
Mahle-Metal Leve SA Industria e Comercio		93,185	911,894
Automobiles — 0.1%
Great Wall Motor Co. Ltd., H Shares		341,500	1,553,579
Hyundai Motor Co., Preference Shares		19,683	2,482,909

			4,036,488
Banks — 1.4%
Banco de Chile		20,235,142	2,599,973
Bank Central Asia Tbk PT		2,614,566	2,490,107
Credicorp Ltd.		21,214	3,166,190

Common Stocks	Shares	Value
Banks (concluded)
DBS Group Holdings Ltd.	671,000	$9,090,151
Grupo Financiero Santander Mexico SAB de CV — ADR, Class B	79,737	948,870
HSBC Holdings PLC	1,266,400	12,950,060
Itau UniBanco Holding SA — ADR, Preference Shares	402,575	6,586,127
Kasikornbank Pcl — NVDR	607,800	3,605,579
Komercni Banka AS	8,513	1,962,892
National Bank of Canada	222,733	9,244,217
Nordea Bank AB	974,243	14,117,372
Svenska Handelsbanken AB, A Shares	389,597	19,596,714
Turkiye Halk Bankasi AS	177,714	1,194,881
U.S. Bancorp	332,637	13,564,937

		101,118,070
Beverages — 1.2%
AMBEV SA — ADR (d)	434,646	3,151,183
Anheuser-Busch InBev NV	199,013	21,691,559
Cia Cervecerias Unidas SA — ADR	49,519	1,167,163
The Coca-Cola Co.	730,498	29,797,013
Diageo PLC	632,935	19,392,909
Fomento Economico Mexicano SAB de CV — ADR	16,489	1,496,707
PepsiCo, Inc.	149,969	12,880,837

		89,577,371
Biotechnology — 0.2%
Grifols SA	234,700	12,546,450
Building Products — 0.1%
Assa Abloy AB, Class B	191,311	10,153,756
Capital Markets — 0.2%
Anima Holding SpA (d)	768,675	4,532,282
GAM Holding AG	448,392	8,166,618

		12,698,900
Chemicals — 0.4%
Givaudan SA, Registered Shares	11,752	18,546,723
Syngenta AG, Registered Shares	29,060	11,507,518

		30,054,241
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	216,000	1,221,600
Construction & Engineering — 0.2%
Vinci SA	180,204	13,606,531
Construction Materials — 0.1%
Semen Indonesia Persero Tbk PT	1,077,380	1,388,950
Siam City Cement Pcl — NVDR	74,500	889,929
Taiwan Cement Corp.	1,905,000	3,026,927

		5,305,806
Distributors — 0.2%
Genuine Parts Co.	173,523	15,117,324
Diversified Consumer Services — 0.0%
Kroton Educacional SA	113,300	2,408,530
Diversified Financial Services — 0.2%
Bolsa Mexicana de Valores SAB de CV (e)	978,748	2,008,705
FirstRand Ltd.	843,742	3,104,457
London Stock Exchange Group PLC	242,184	7,422,043

		12,535,205
Diversified Telecommunication Services — 1.0%
AT&T Inc.	430,783	15,378,953
BT Group PLC	1,527,433	9,535,178
Deutsche Telekom AG	928,262	15,595,775

6	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Inmarsat PLC	770,258	$9,477,541
Singapore Telecommunications Ltd.	2,051,000	6,282,458
Verizon Communications, Inc.	348,970	16,308,318

		72,578,223
Electric Utilities — 0.0%
EDP — Energias do Brasil SA	209,320	918,107
Electrical Equipment — 0.2%
Legrand SA	216,195	13,969,661
Electronic Equipment, Instruments & Components — 0.1%
Delta Electronics, Inc.	453,000	2,781,274
Tripod Technology Corp.	726,000	1,430,982

		4,212,256
Food & Staples Retailing — 0.3%
BIM Birlesik Magazalar AS	103,239	2,389,836
Jeronimo Martins SGPS SA	104,167	1,821,814
Koninklijke Ahold NV	782,886	15,134,655

		19,346,305
Food Products — 1.3%
Kraft Foods Group, Inc.	313,391	17,819,412
Nestlé SA, Registered Shares	378,854	29,279,462
Unilever PLC	913,474	40,862,312
Want Want China Holdings Ltd.	1,397,000	2,195,981
Yashili International Holdings Ltd.	2,118,000	1,032,941

		91,190,108
Health Care Providers & Services — 0.0%
Life Healthcare Group Holdings Ltd.	558,773	2,221,988
Hotels, Restaurants & Leisure — 0.5%
Grand Korea Leisure Co. Ltd.	62,750	2,624,029
McDonald’s Corp.	311,458	31,575,612
NagaCorp Ltd.	1,798,000	1,638,355
Sands China Ltd.	457,200	3,356,654

		39,194,650
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, A Shares	1,536,239	4,008,882
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	2,732,700	1,913,879
Insurance — 1.0%
Aviva PLC	1,148,278	10,233,166
BB Seguridade Participacoes SA	330,425	3,889,968
Gjensidige Forsikring ASA	426,111	7,856,563
Hyundai Marine & Fire Insurance Co. Ltd.	72,180	2,117,725
Legal & General Group PLC	4,276,088	15,307,219
Powszechny Zaklad Ubezpieczen SA	45,915	6,513,091
Sanlam Ltd.	694,024	3,717,984
Swiss Re AG	88,608	7,747,980
Zurich Insurance Group AG	46,174	13,240,797

		70,624,493
IT Services — 0.0%
Infosys Ltd. — ADR	52,768	2,834,169
Leisure Products — 0.0%
Mattel, Inc.	32,928	1,291,272
Machinery — 0.6%
Alfa Laval AB	288,812	7,694,929
Atlas Copco AB, A Shares	431,816	12,558,427
Kone Oyj, Class B	254,413	10,905,513
Marcopolo SA, Preference Shares	435,640	801,042
Spirax-Sarco Engineering PLC	179,654	8,806,812

Common Stocks	Shares	Value
Machinery (concluded)
Turk Traktor ve Ziraat Makineleri AS	34,924	$1,006,857

		41,773,580
Media — 0.8%
BEC World Pcl — NVDR	1,763,100	2,986,610
Daily Mail & General Trust PLC, Class A	462,533	6,375,588
Eutelsat Communications SA	513,393	17,659,967
Media Nusantara Citra Tbk PT	4,760,926	1,122,454
Publicis Groupe SA	172,632	14,768,524
Reed Elsevier NV	337,665	6,892,025
SES SA	127,954	4,818,689

		54,623,857
Metals & Mining — 0.3%
BHP Billiton Ltd.	404,812	14,256,062
China Hongqiao Group Ltd. (e)	5,419,500	3,710,179
MMC Norilsk Nickel OJSC — ADR	110,045	1,984,111
Vale SA — ADR	214,510	2,835,822
Vale SA — ADR, Preference Shares	151,442	1,797,617

		24,583,791
Multiline Retail — 0.1%
Next PLC	67,059	7,398,038
Multi-Utilities — 0.1%
National Grid PLC	668,256	9,498,050
Oil, Gas & Consumable Fuels — 3.2%
Access Midstream Partners LP — MLP	170,888	10,142,203
Atlas Pipeline Partners LP — MLP	52,700	1,706,426
Chevron Corp.	192,290	24,136,241
China Petroleum & Chemical Corp., H Shares	6,028,400	5,351,749
Delek Logistics Partners LP — MLP	114,150	3,844,572
Dragon Oil PLC	229,941	2,445,939
Enable Midstream Partners LP (d)	79,300	1,961,882
Energy Transfer Partners LP — MLP	71,404	3,940,787
ENI SpA	1,106,960	28,669,482
Enterprise Products Partners LP — MLP	163,644	11,967,286
EQT Midstream Partners LP — MLP	72,406	5,577,434
Genesis Energy LP — MLP	111,899	6,201,443
Kinder Morgan, Inc.	122,700	4,007,382
Lukoil OAO — ADR	140,255	7,412,477
Magellan Midstream Partners LP — MLP	135,400	10,048,034
MarkWest Energy Partners LP — MLP	127,598	8,082,057
MPLX LP — MLP	97,400	5,272,262
ONEOK Partners LP — MLP	63,465	3,616,870
Phillips 66 Partners LP — MLP	23,700	1,270,794
Plains All American Pipeline LP — MLP	149,923	8,365,703
QEP Midstream Partners LP — MLP	95,800	2,280,040
Rose Rock Midstream LP — MLP	22,804	950,927
Royal Dutch Shell PLC, A Shares	544,764	21,536,709
Royal Dutch Shell PLC, B Shares	374,624	15,906,829
Sasol Ltd.	42,557	2,385,078
Sunoco Logistics Partners LP — MLP	87,200	7,931,712
Targa Resources Partners LP — MLP	35,200	2,084,192
Tesoro Logistics LP — MLP	99,500	6,358,050
Total SA	216,848	15,514,191
Valero Energy Partners LP — MLP	47,900	1,973,959

		230,942,710
Personal Products — 0.0%
Hengan International Group Co. Ltd.	240,000	2,530,094
Pharmaceuticals — 3.6%
AstraZeneca PLC	191,550	15,119,861
Bayer AG	91,583	12,733,841
GlaxoSmithKline PLC	1,513,506	41,818,800

BLACKROCK FUNDS II	APRIL 30, 2014	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Johnson & Johnson	157,872	$15,990,855
Merck & Co., Inc.	355,106	20,795,007
Novartis AG, Registered Shares	476,155	41,393,381
Novo Nordisk A/S, Class B	366,920	16,653,038
Pfizer, Inc.	899,389	28,132,888
Roche Holding AG	147,358	43,226,923
Sanofi SA	266,191	28,727,251

		264,591,845
Real Estate Investment Trusts (REITs) — 0.3%
Fibra Uno Administracion SA de CV	582,476	1,909,568
Mexico Real Estate Management SA de CV	1,321,954	2,527,150
Unibail-Rodamco SE	57,069	15,422,557

		19,859,275
Real Estate Management & Development — 0.3%
Deutsche Annington Immobilien SE (d)	344,378	9,937,656
LEG Immobilien AG	191,106	12,752,389
Robinsons Land Corp.	4,303,700	2,159,699

		24,849,744
Road & Rail — 0.1%
National Express Group PLC	1,691,978	7,981,740
Semiconductors & Semiconductor Equipment — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	221,000	868,388
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	386,019	7,758,982

		8,627,370
Software — 0.4%
Microsoft Corp.	713,104	28,809,402
Specialty Retail — 0.4%
Hennes & Mauritz AB, B Shares	371,804	15,219,025
Inditex SA	64,490	9,689,411
Mr Price Group Ltd.	201,909	3,042,377

		27,950,813
Technology Hardware, Storage & Peripherals — 0.0%
Quanta Computer, Inc.	482,000	1,322,502
Textiles, Apparel & Luxury Goods — 0.1%
Luxottica Group SpA	171,523	9,837,951
Tobacco — 2.4%
Altria Group, Inc.	543,481	21,799,023
British American Tobacco PLC	380,270	21,958,570
Imperial Tobacco Group PLC	1,154,375	49,885,397
Japan Tobacco, Inc.	686,100	22,551,130
Lorillard, Inc.	322,948	19,189,570
Philip Morris International, Inc.	242,048	20,678,161
Reynolds American, Inc.	164,322	9,272,690
Souza Cruz SA	776,814	7,127,980

		172,462,521
Transportation Infrastructure — 0.5%
Atlantia SpA	466,942	12,163,329
Bangkok Expressway Pcl — NVDR	881,800	934,704
Beijing Capital International Airport Co. Ltd., H Shares	2,456,000	1,712,717
CCR SA	1,782,002	13,969,905
China Merchants Holdings International Co. Ltd.	716,000	2,246,769
Globaltrans Investment PLC — GDR (e)	95,396	908,170
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	534,731	3,218,747
Grupo Aeroportuario del Sureste SAB de CV — ADR	17,463	2,134,852
Jiangsu Expressway Co. Ltd., H Shares	2,356,000	2,654,287

		39,943,480

Common Stocks	Shares		Value
Wireless Telecommunication Services — 0.8%
Advanced Info Service Pcl — NVDR		284,700	$2,134,625
Crown Castle International Corp. (d)		17,331	1,260,484
DiGi.Com Bhd		1,958,700	3,328,340
Far EasTone Telecommunications Co. Ltd.		6,607,402	14,286,439
KCell JSC		64,072	967,487
Philippine Long Distance Telephone Co.		8,410	543,637
Philippine Long Distance Telephone Co. — ADR		91,439	5,897,815
Rogers Communications, Inc., Class B		507,883	20,170,747
SK Telecom Co. Ltd.		7,735	1,601,570
SK Telecom Co. Ltd. — ADR (e)		50,144	1,157,825
Vodafone Group PLC		1,981,927	7,524,567

			58,873,536
Total Common Stocks — 23.7%			1,726,617,007

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.:
6.88%, 10/01/20	USD	100	109,250
5.25%, 4/01/22		300	310,500
DigitalGlobe, Inc., 5.25%, 2/01/21		831	810,225
Honeywell International, Inc., 5.38%, 3/01/41		205	242,765
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		200	214,000
7.13%, 3/15/21		600	661,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		100	105,250
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	92,500
Northrop Grumman Corp., 4.75%, 6/01/43		250	257,163
United Technologies Corp., 4.50%, 6/01/42		830	863,710

			3,666,863
Airlines — 0.2%
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,400	3,523,250
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,262,025
Qantas Airways Ltd., 6.05%, 4/15/16 (a)		25	26,469
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	157,875
U.S. Airways Pass-Through Trust, 3.95%, 5/15/27		5,000	5,012,500
United Airlines, Inc., 6.75%, 9/15/15 (a)		200	203,250
United Continental Holdings, Inc., 6.00%, 12/01/20		1,190	1,234,625
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,255	1,330,433
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,890	1,951,783

			14,702,210
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		100	108,375
Autodis SA, 6.50%, 2/01/19	EUR	260	372,433
GKN Holdings PLC, 5.38%, 9/19/22	GBP	890	1,655,189
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	300	331,875
6.50%, 3/01/21		100	108,250
7.00%, 5/15/22		175	192,937
Grupo Antolin Dutch BV, 4.50%, 4/01/21	EUR	305	430,546
Lear Corp., 4.75%, 1/15/23 (a)	USD	50	49,125
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		710	773,900

8	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Schaeffler Finance BV:
7.75%, 2/15/17 (a)	USD	200	$227,000
4.75%, 5/15/21 (a)		200	205,250
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (f)		1,100	1,616,884
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(f)		1,040	1,103,700
Tenneco, Inc., 6.88%, 12/15/20		100	109,500

			7,284,964
Automobiles — 0.2%
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	1,190	1,652,792
Daimler Finance North America LLC, 2.95%, 1/11/17 (a)	USD	238	247,849
Ford Motor Co., 4.75%, 1/15/43		260	256,744
General Motors Co.:
3.50%, 10/02/18 (a)		200	204,250
4.88%, 10/02/23 (a)		350	361,813
6.25%, 10/02/43 (a)		3,175	3,476,625
General Motors Financial Co., Inc:
2.75%, 5/15/16		120	121,800
4.25%, 5/15/23		771	756,544
General Motors Financial Co., Inc.:
4.75%, 8/15/17		250	267,500
3.25%, 5/15/18		300	303,000
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,887	1,975,880
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	405	697,474
5.63%, 2/01/23 (a)	USD	615	641,906
Renault SA, 3.13%, 3/05/21		1,170	1,653,365
Volkswagen International Finance NV, 4.88% (b)(g)		755	1,090,654

			13,708,196
Banks — 2.1%
Abbey National Treasury Services PLC, 2.63%, 7/16/20	EUR	280	406,681
Aldesa Financial Services SA, 7.25%, 4/01/21		965	1,352,178
Amsouth Bank, 5.20%, 4/01/15	USD	2,250	2,331,563
Banco Bilbao Vizcaya Argentaria SA, 7.25% (b)(g)	EUR	1,000	1,437,639
Banco Santander SA, 6.25% (b)(g)		500	699,743
Banco Santander Totta SA, 1.50%, 4/03/17		500	696,659
Bank of Ireland:
2.20%, 5/08/17		460	636,840
3.25%, 1/15/19		580	829,780
Bankia SA, 3.50%, 1/17/19		500	719,806
Barclays Bank PLC:
2.50%, 2/20/19	USD	2,700	2,726,692
7.63%, 11/21/22		10,000	11,356,250
BPCE SA:
5.70%, 10/22/23 (a)		14,500	15,353,905
3.00%, 7/19/24	EUR	800	1,160,846
5.15%, 7/21/24 (a)	USD	15,475	15,734,810
5.25%, 4/16/29	EUR	300	506,252
CIT Group, Inc.:
5.00%, 5/15/17	USD	200	213,750
4.25%, 8/15/17		325	340,437
5.25%, 3/15/18		810	868,725
6.63%, 4/01/18 (a)		890	993,463
5.50%, 2/15/19 (a)		2,027	2,184,093
3.88%, 2/19/19		150	151,687
5.38%, 5/15/20		350	373,625
5.00%, 8/15/22		150	153,375
5.00%, 8/01/23		200	201,000

Corporate Bonds	Par (000)		Value
Banks (concluded)
Citigroup, Inc.:
6.75% (b)(g)	USD	25,000	$24,906,250
1.70%, 7/25/16		5,000	5,057,025
6.68%, 9/13/43		4,545	5,446,124
4.95%, 11/07/43		810	839,414
Commerzbank AG:
7.75%, 3/16/21	EUR	1,800	3,037,425
8.13%, 9/19/23 (a)	USD	11,566	13,503,305
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.25%, 1/14/19		2,000	2,008,794
Credit Agricole SA, 3.13%, 2/05/26		500	731,006
Danske Bank A/S, 5.75% (b)(g)		300	426,027
Deutsche Telekom International Finance BV, 4.88%, 3/06/42 (a)		590	605,840
Dresdner Bank AG, 7.25%, 9/15/15		150	159,961
HSBC Holdings PLC:
6.00%, 3/29/40		430	819,409
5.25%, 3/14/44		410	419,942
The Huntington National Bank, 1.38%, 4/24/17		2,750	2,749,318
Intesa Sanpaolo SpA:
2.38%, 1/13/17		3,000	3,030,564
5.25%, 1/12/24		490	519,840
KeyCorp, 2.30%, 12/13/18		1,500	1,506,372
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	330	668,436
Lloyds Banking Group PLC, 7.50% (b)(g)	USD	5,300	5,538,500
National Savings Bank, 8.88%, 9/18/18		1,993	2,214,721
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	2,982,633
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		125	127,813
Regions Bank, 6.45%, 6/26/37		250	289,429
Regions Financial Corp., 2.00%, 5/15/18		2,500	2,471,237
Royal Bank of Scotland Capital Trust, 6.80% (g)		1,000	990,000
U.S. Bancorp, 3.44%, 2/01/16		3,000	3,124,977
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,566,428
UBS AG, 4.75%, 2/12/26 (b)	EUR	860	1,249,195
Wells Fargo & Co.:
5.90% (b)(g)	USD	670	686,147
5.61%, 1/15/44		750	835,999

			152,941,930
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44		2,050	2,143,181
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	480	825,267
Constellation Brands, Inc.:
7.25%, 9/01/16	USD	200	225,000
7.25%, 5/15/17		200	230,500
3.75%, 5/01/21		150	146,625
6.00%, 5/01/22		100	111,000
4.25%, 5/01/23		150	147,375
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		2,500	2,579,657

			6,408,605
Biotechnology — 0.0%
Amgen, Inc.:
5.50%, 12/07/26	GBP	350	676,268
5.38%, 5/15/43		920	1,003,124
Gilead Sciences, Inc., 4.80%, 4/01/44	USD	170	178,807

			1,858,199
Building Products — 0.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	169,500
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,700	1,799,875
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		888	943,500

BLACKROCK FUNDS II	APRIL 30, 2014	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products (concluded)
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)	USD	1,195	$1,236,825
Astaldi SpA, 7.13%, 12/01/20	EUR	1,290	1,936,163
BMBG Bond Finance SCA, 5.33%, 10/15/20		680	953,443
Building Materials Corp. of America, 6.75%, 5/01/21 (a)	USD	200	216,500
Cemex Finance LLC:
5.25%, 4/01/21		1,296	1,847,447
6.00%, 4/01/24 (a)		1,140	1,141,425
Cemex SAB de CV, 5.88%, 3/25/19 (a)		295	303,113
Griffon Corp., 5.25%, 3/01/22 (a)		150	148,125
Hanson Ltd., 6.13%, 8/15/16		125	137,031
HD Supply, Inc., 8.13%, 4/15/19		2,740	3,034,550
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	400	644,706
Kerneos Tech Group SAS:
5.05%, 3/01/21		125	175,239
5.75%, 3/01/21		173	246,911
Lafarge SA:
6.50%, 7/15/16	USD	200	220,000
7.13%, 7/15/36		150	170,063
Masco Corp.:
4.80%, 6/15/15		50	51,875
6.13%, 10/03/16		350	385,875
7.13%, 3/15/20		100	116,250
Masonite International Corp., 8.25%, 4/15/21 (a)		75	82,500
Ply Gem Industries, Inc., 6.50%, 2/01/22 (a)		1,685	1,685,000
USG Corp.:
9.75%, 1/15/18		100	120,500
5.88%, 11/01/21 (a)		1,560	1,657,500

			19,423,916
Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,616,937
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	11,162,900
Credit Suisse Group AG, 7.50% (b)(g)		470	510,537
E*TRADE Financial Corp.:
6.00%, 11/15/17		100	104,875
6.38%, 11/15/19		100	108,625
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,110	1,596,595
The Goldman Sachs Group, Inc.:
5.70% (b)(g)		5,900	6,025,375
6.25%, 2/01/41		1,670	1,995,204
Morgan Stanley:
5.45% (b)(g)		13,450	13,567,687
4.10%, 1/26/15		2,000	2,049,942
5.55%, 4/27/17		700	781,313
6.63%, 4/01/18		136	158,675
6.38%, 7/24/42		1,010	1,241,622
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,547,315

			43,467,602
Chemicals — 0.3%
Airgas, Inc., 2.95%, 6/15/16		1,010	1,047,196
Ashland, Inc.:
3.00%, 3/15/16		100	102,000
3.88%, 4/15/18		1,425	1,464,187
4.75%, 8/15/22		175	172,813
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		150	157,875
4.63%, 11/15/22		100	100,500
CF Industries, Inc., 5.38%, 3/15/44		410	430,359
Chemtura Corp., 5.75%, 7/15/21		400	415,000
The Dow Chemical Co., 4.38%, 11/15/42		540	510,089

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)	USD	100	$99,500
Hexion U.S. Finance Corp., 6.63%, 4/15/20		250	259,687
Huntsman International LLC:
4.88%, 11/15/20		1,066	1,079,325
8.63%, 3/15/21		655	730,325
5.13%, 4/15/21		468	676,938
Ineos Finance PLC:
8.38%, 2/15/19 (a)		200	220,250
7.50%, 5/01/20 (a)		574	627,813
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		200	207,250
5.88%, 2/15/19 (a)		200	204,000
LYB International Finance BV, 4.88%, 3/15/44		350	359,136
Momentive Performance Materials, Inc., 9.00%, 1/15/21		50	38,625
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)		125	133,750
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		972	992,655
Polyone Corp., 5.25%, 3/15/23		832	840,320
PPG Industries, Inc., 6.65%, 3/15/18		2,000	2,325,182
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,211	2,266,275
TPC Group, Inc., 8.75%, 12/15/20 (a)		100	110,250
Tronox Finance LLC, 6.38%, 8/15/20		150	153,000
U.S. Coatings Acquisition, Inc., 4.25%, 2/01/20		213	297,363
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		303	332,543
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,800	2,845,500

			19,199,706
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 6.75%, 4/30/20		100	104,000
The ADT Corp.:
2.25%, 7/15/17		175	173,250
4.13%, 4/15/19		75	74,813
6.25%, 10/15/21 (a)		175	182,437
3.50%, 7/15/22		150	132,375
4.13%, 6/15/23		175	157,500
4.88%, 7/15/42		175	144,375
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/18 (a)		200	215,000
9.00%, 10/15/18		1,090	1,640,746
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)	EUR	200	290,705
Ceridian Corp., 8.88%, 7/15/19 (a)	USD	4,389	4,997,974
Clean Harbors, Inc.:
5.25%, 8/01/20		150	153,750
5.13%, 6/01/21		100	101,125
Darling International, Inc., 5.38%, 1/15/22 (a)		100	102,750
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		647	723,239
6.38%, 10/15/17 (a)		750	861,285
Experian Finance PLC, 3.50%, 10/15/21	GBP	790	1,344,153
Garda World Security Corp., 7.25%, 11/15/21 (a)	USD	335	353,006
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(f)		507	518,407
Iron Mountain, Inc.:
6.00%, 8/15/23		150	159,375
5.75%, 8/15/24		200	197,500
IVS F. SpA, 7.13%, 4/01/20		1,785	2,649,764
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		1,150	1,270,750
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,341,183

10	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Modular Space Corp., 10.25%, 1/31/19 (a)	USD	2,811	$2,930,467
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		671	711,260
Tervita Corp., 8.00%, 11/15/18 (a)		370	373,700
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		100	106,930
West Corp.:
8.63%, 10/01/18		100	106,750
7.88%, 1/15/19		100	106,625

			22,225,194
Communications Equipment — 0.1%
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		150	165,000
7.63%, 6/15/21		200	225,500
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		150	156,000
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		250	267,813
7.25%, 10/15/20		325	351,000
7.50%, 4/01/21		325	356,281
5.50%, 8/01/23 (a)		924	904,365
Motorola Solutions, Inc., 6.00%, 11/15/17		1,185	1,351,603
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		200	206,750
ViaSat, Inc., 6.88%, 6/15/20		100	107,125

			4,091,437
Construction Materials — 0.0%
Vulcan Materials Co., 7.50%, 6/15/21		100	117,750
Consumer Finance — 0.4%
American Express Centurion Bank, 6.00%, 9/13/17		1,500	1,720,932
Capital One Financial Corp., 6.75%, 9/15/17		3,000	3,497,793
Capital One N.A., 1.50%, 3/22/18		2,250	2,214,756
Comcel Trust, 6.88%, 2/06/24 (a)		200	209,250
Discover Bank, 4.20%, 8/08/23		1,620	1,683,225
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		6,000	6,691,878
4.21%, 4/15/16		200	212,047
3.98%, 6/15/16		200	212,096
8.00%, 12/15/16		1,000	1,166,417
5.00%, 5/15/18		1,650	1,831,802
2.88%, 10/01/18		1,500	1,539,689
2.38%, 3/12/19		2,000	2,000,368
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		895	937,513
6.88%, 4/15/22 (a)		1,351	1,351,000
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	15,000	2,375,457
SLM Corp.:
3.88%, 9/10/15	USD	200	206,000
6.25%, 1/25/16		250	269,687
6.00%, 1/25/17		300	326,625
4.63%, 9/25/17		125	131,250
8.45%, 6/15/18		400	471,500
5.50%, 1/15/19		400	423,500
4.88%, 6/17/19		225	231,470
8.00%, 3/25/20		425	490,875
7.25%, 1/25/22		175	192,719
6.13%, 3/25/24		150	149,025
5.63%, 8/01/33		175	153,125
Springleaf Finance Corp.:
5.40%, 12/01/15		100	104,500
6.90%, 12/15/17		425	466,437
7.75%, 10/01/21		150	165,937

			31,426,873

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)	USD	625	$662,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (a)		660	688,050
Ball Corp.:
5.75%, 5/15/21		200	212,750
5.00%, 3/15/22		150	153,375
4.00%, 11/15/23		200	185,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (a)		981	1,010,430
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		150	162,375
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		150	143,250
GCL Holdings SCA, 9.38%, 4/15/18		1,000	1,489,373
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		100	110,750
Sealed Air Corp.:
8.13%, 9/15/19 (a)		100	111,250
8.38%, 9/15/21 (a)		150	172,875
SGD Group SAS, 5.63%, 5/15/19	EUR	205	287,250
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	103,000

			5,492,728
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	96,000
Diversified Consumer Services — 0.0%
Service Corp. International, 5.38%, 5/15/24 (a)		115	115,863
Diversified Financial Services — 2.1%
Adria Bidco BV, 7.88%, 11/15/20	EUR	435	644,232
Aircastle Ltd.:
6.75%, 4/15/17	USD	200	224,000
6.25%, 12/01/19		100	107,750
5.13%, 3/15/21		75	75,375
Ally Financial, Inc.:
4.63%, 6/26/15		350	363,195
2.75%, 1/30/17		225	227,813
5.50%, 2/15/17		325	353,437
6.25%, 12/01/17		200	223,250
4.75%, 9/10/18		125	132,500
3.50%, 1/27/19		150	150,563
8.00%, 3/15/20		550	664,813
7.50%, 9/15/20		571	676,635
8.00%, 11/01/31		6,508	8,004,840
8.00%, 11/01/31		1,595	1,957,863
Bank of America Corp.:
1.25%, 1/11/16		1,300	1,307,618
6.50%, 8/01/16		3,184	3,551,981
3.88%, 3/22/17		300	320,417
6.40%, 8/28/17		1,150	1,317,261
6.00%, 9/01/17		1,250	1,418,377
5.00%, 1/21/44		3,240	3,351,887
Bank of America N.A., 5.30%, 3/15/17		2,000	2,202,938
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		1,300	1,503,649
7.25%, 2/01/18		500	594,675
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		414	447,120
CNH Capital LLC:
3.88%, 11/01/15		100	102,500
6.25%, 11/01/16		200	219,000
3.63%, 4/15/18		845	860,844
Denali Borrower LLC/Denali Finance Corp., 5.63%, 10/15/20 (a)		225	231,187

BLACKROCK FUNDS II	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)	USD	253	$263,734
Series 2013-1, 6.13%, 11/30/19 (a)		5,000	5,237,500
Series 2013-1, 5.25%, 5/30/23 (a)		10,000	10,475,000
Far East Horizon Ltd., 4.50%, 3/22/16	CNH	10,000	1,583,348
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23	USD	1,500	1,390,217
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		757	1,129,199
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	218,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		1,413	1,423,597
4.88%, 3/15/19 (a)		3,482	3,529,877
6.00%, 8/01/20 (a)		1,480	1,561,400
6.00%, 8/01/20		175	185,937
5.88%, 2/01/22 (a)		250	253,750
ING Bank NV:
5.80%, 9/25/23 (a)		11,340	12,432,949
3.50%, 11/21/23		860	1,225,930
ING U.S., Inc.:
2.90%, 2/15/18		4,000	4,127,248
5.65%, 5/15/53 (b)		21,070	21,067,893
Jefferies Group LLC, 6.50%, 1/20/43		5,000	5,360,810
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		551	555,133
JPMorgan Chase & Co.:
5.15%, 10/01/15		2,800	2,965,883
3.45%, 3/01/16		677	708,525
3.15%, 7/05/16		2,502	2,615,989
6.00%, 1/15/18		1,227	1,406,540
3.00%, 2/19/26		580	840,190
4.85%, 2/01/44		2,020	2,084,363
6.75%, 8/29/49 (b)		9,725	10,308,500
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		500	510,405
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, 3/15/22 (a)		100	106,500
The Nielsen Co. (Luxembourg) S.à r.l., 5.50%, 10/01/21 (a)		100	104,250
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		500	532,182
6.10%, 6/10/23		250	264,871
6.00%, 12/19/23		25,450	26,586,851
SSG Resources Ltd., 4.25%, 10/04/22		3,000	2,957,889
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		175	186,375
Walter Investment Management Corp., 7.88%, 12/15/21 (a)		150	148,875

			155,585,930
Diversified Telecommunication Services — 1.8%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		995	1,018,631
6.75%, 11/15/20 (a)		980	1,029,000
6.45%, 3/15/29		2,495	2,388,963
Altice Financing SA, 6.50%, 1/15/22 (a)		1,525	1,597,437
Altice SA:
7.25%, 5/15/22		510	736,649
7.75%, 5/15/22 (a)		1,745	1,819,163
AT&T, Inc.:
3.90%, 3/11/24		1,670	1,689,345
4.35%, 6/15/45		460	414,337
Avaya, Inc.:
7.00%, 4/01/19 (a)		200	199,000
10.50%, 3/01/21 (a)		586	533,260
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	108,750

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.:
5.63%, 4/01/20	USD	1,669	$1,754,536
6.45%, 6/15/21		300	323,250
5.80%, 3/15/22		200	205,000
6.75%, 12/01/23		300	321,750
7.60%, 9/15/39		125	122,578
7.65%, 3/15/42		100	97,250
Cincinnati Bell, Inc., 8.38%, 10/15/20		150	165,000
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(f)		777	833,333
CommScope, Inc., 8.25%, 1/15/19 (a)		144	155,880
Digicel Ltd., 6.00%, 4/15/21 (a)		4,730	4,789,125
Eutelsat SA, 2.63%, 1/13/20		200	287,830
Frontier Communications Corp.:
8.25%, 4/15/17		150	174,563
8.13%, 10/01/18		150	174,563
8.50%, 4/15/20		150	174,656
8.75%, 4/15/22		150	171,000
7.13%, 1/15/23		200	206,500
7.63%, 4/15/24		150	155,625
9.00%, 8/15/31		200	207,000
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	209,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,693	2,945,469
7.00%, 6/01/20		200	216,000
8.63%, 7/15/20		1,036	1,160,320
6.13%, 1/15/21 (a)		1,631	1,712,550
Orange SA:
8.13%, 1/28/33		150	327,522
5.38%, 1/13/42		540	570,083
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,064,550
Phones4u Finance PLC, 9.50%, 4/01/18		1,323	2,331,803
Play Finance 2 SA, 5.25%, 2/01/19	EUR	710	1,017,030
Qwest Corp., 6.88%, 9/15/33	USD	280	280,433
SES Global Americas Holdings GP, 2.50%, 3/25/19 (a)		1,000	1,000,873
Softbank Corp., 4.50%, 4/15/20 (a)		600	601,500
Telecom Italia Capital SA:
5.25%, 10/01/15		250	263,125
7.00%, 6/04/18		225	257,344
7.18%, 6/18/19		225	261,000
6.38%, 11/15/33		225	227,250
6.00%, 9/30/34		225	217,125
7.20%, 7/18/36		100	105,250
7.72%, 6/04/38		225	246,375
Telecom Italia Finance SA, 6.13%, 11/15/16 (h)	EUR	600	1,043,840
Telecom Italia SpA:
6.13%, 12/14/18		1,040	1,648,590
4.88%, 9/25/20		580	867,441
4.50%, 1/25/21		890	1,304,455
5.88%, 5/19/23	GBP	1,350	2,367,392
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22	USD	1,689	2,544,991
tw telecom holdings, Inc.:
5.38%, 10/01/22		590	598,850
5.38%, 10/01/22		285	289,275
UPCB Finance III Ltd., 6.63%, 7/01/20 (a)		150	160,125
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)		150	165,375
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	163,500
Verizon Communications, Inc.:
2.50%, 9/15/16		12,780	13,226,674
5.15%, 9/15/23		740	815,729
3.25%, 2/17/26		460	672,571
6.40%, 9/15/33		14,175	17,092,087
3.85%, 11/01/42		2,560	2,209,198

12	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
6.55%, 9/15/43	USD	38,465	$47,446,347
Wind Acquisition Finance SA:
7.25%, 2/15/18 (a)		250	263,125
6.50%, 4/30/20 (a)		200	214,500
7.38%, 4/23/21 (a)		500	513,750
Windstream Corp.:
7.88%, 11/01/17		200	229,750
7.75%, 10/15/20		990	1,069,200
7.75%, 10/01/21		775	838,937
6.38%, 8/01/23		250	243,125

			133,857,403
Electric Utilities — 0.4%
Duke Energy Indiana, Inc., 4.90%, 7/15/43		300	330,781
Duke Energy Progress, Inc., 4.10%, 3/15/43		1,040	1,019,127
Electricite de France:
5.00% (b)(g)	EUR	500	730,570
6.00%, 1/22/14 (a)		15,000	16,354,035
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (b)		910	1,248,283
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	275	316,937
5.00%, 1/15/75 (b)	EUR	690	1,001,352
FirstEnergy Corp.:
2.75%, 3/15/18	USD	200	201,307
4.25%, 3/15/23		200	196,546
7.38%, 11/15/31		250	290,217
Florida Power & Light Co., 5.25%, 2/01/41		170	196,975
Midamerican Energy Holdings Co., 5.15%, 11/15/43		1,400	1,533,111
Monongahela Power Co., 5.40%, 12/15/43 (a)		300	336,971
NGG Finance PLC, 4.25%, 6/18/76 (b)	EUR	1,110	1,607,467
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	USD	680	769,657
PacifiCorp, 5.75%, 4/01/37		560	684,935
PPL Capital Funding, Inc., 5.00%, 3/15/44		300	314,311
Progress Energy, Inc., 5.63%, 1/15/16		1,131	1,221,281
Saudi Electricity Global Sukuk Co. 3, 5.50%, 4/08/44		785	803,644
Southern California Edison Co., 4.50%, 9/01/40		450	467,647
SSE PLC, 5.03% (b)(g)	EUR	1,120	1,608,835

			31,233,989
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,200	5,272,540
Belden, Inc.:
5.50%, 9/01/22 (a)		150	152,625
5.50%, 4/15/23		200	284,961
General Cable Corp., 6.50%, 10/01/22 (a)		141	141,353
GrafTech International Ltd., 6.38%, 11/15/20		821	839,473
Roper Industries, Inc., 1.85%, 11/15/17		1,000	1,004,993
WESCO Distribution, Inc., 5.38%, 12/15/21 (a)		50	50,875

			7,746,820
Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd.:
4.63%, 2/15/20		100	100,500
5.00%, 2/15/23		100	100,500
Rexel SA, 6.13%, 12/15/19 (a)		200	212,000
Sanmina Corp., 7.00%, 5/15/19 (a)		100	105,500
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	106,500

			625,000
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		150	159,750

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Calfrac Holdings LP, 7.50%, 12/01/20 (a)	USD	125	$132,187
CGG, 6.50%, 6/01/21		850	856,375
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		200	209,000
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,305	1,340,887
Global Ship Lease Inc., 10.00%, 4/01/19 (a)		2,149	2,245,705
Gulfmark Offshore, Inc., 6.38%, 3/15/22		100	103,750
Halliburton Co., 4.75%, 8/01/43		805	857,387
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		150	163,500
Key Energy Services, Inc., 6.75%, 3/01/21		150	158,250
McDermott International, Inc., 8.00%, 5/01/21 (a)		125	125,937
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	104,250
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		100	101,000
Oil States International, Inc.:
6.50%, 6/01/19		850	893,563
5.13%, 1/15/23		793	888,160
Parker Drilling Co.:
7.50%, 8/01/20		830	888,100
6.75%, 7/15/22 (a)		340	351,900
PHI, Inc., 5.25%, 3/15/19 (a)		100	101,500
SESI LLC:
6.38%, 5/01/19		50	53,563
7.13%, 12/15/21		150	168,750
Trionista TopCo GmbH, 6.88%, 4/30/21		1,900	2,860,860
Weatherford International Ltd., 5.95%, 4/15/42		730	821,026

			13,585,400
Food & Staples Retailing — 0.2%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,065,000
Ingles Markets, Inc., 5.75%, 6/15/23		100	99,750
Kellogg Co., 7.45%, 4/01/31		230	290,708
Olam International Ltd.:
5.75%, 9/20/17		7,600	7,866,000
6.75%, 1/29/18		400	418,000
Rite Aid Corp., 8.00%, 8/15/20		100	110,500
Univeg Holding BV, 7.88%, 11/15/20	EUR	465	666,083
Wal-Mart Stores, Inc.:
4.00%, 4/11/43	USD	2,130	2,024,507
4.30%, 4/22/44		672	668,548

			13,209,096
Food Products — 0.3%
ARAMARK Corp., 5.75%, 3/15/20		1,468	1,539,565
B&G Foods, Inc., 4.63%, 6/01/21		150	149,250
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		1,221	2,195,525
Brakes Capital, 7.13%, 12/15/18	GBP	530	917,218
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)	USD	96	103,440
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,645,650
Findus Bondco SA, 9.13%, 7/01/18		1,100	1,663,735
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)		475	468,113
JBS Investments GmbH, 7.75%, 10/28/20 (a)		1,230	1,308,413
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	109,450
7.25%, 6/01/21 (a)		100	107,875
7.25%, 6/01/21 (a)		100	107,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21		853	835,940

BLACKROCK FUNDS II	APRIL 30, 2014	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products (concluded)
Post Holdings, Inc.:
6.75%, 12/01/21 (a)	USD	200	$209,500
7.38%, 2/15/22		200	214,000
Premier Foods Finance PLC, 6.50%, 3/15/21	GBP	100	173,077
R&R Ice Cream PLC, 9.25%, 5/15/18	USD	1,110	1,572,680
Smithfield Foods, Inc., 6.63%, 8/15/22		1,371	1,496,104
Sun Merger Sub, Inc., 5.25%, 8/01/18 (a)		1,902	1,982,835
TreeHouse Foods, Inc., 4.88%, 3/15/22		314	317,925
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		5,000	5,054,615

			22,172,785
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 7.25%, 7/01/18		1,210	1,327,975
Biomet, Inc., 6.50%, 8/01/20		2,704	2,957,500
Hologic, Inc., 6.25%, 8/01/20		1,474	1,558,755
Universal Hospital Services, Inc., 7.63%, 8/15/20		100	107,000

			5,951,230
Health Care Providers & Services — 0.7%
3AB Optique Developpement SAS, 5.63%, 4/15/19		605	837,247
Aetna, Inc., 1.75%, 5/15/17		2,614	2,648,371
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		835	895,537
6.00%, 10/15/21		1,332	1,398,600
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,403	1,474,904
8.00%, 11/15/19		750	820,313
7.13%, 7/15/20		200	214,500
5.13%, 8/01/21 (a)		175	178,500
6.88%, 2/01/22 (a)		2,256	2,337,780
DaVita HealthCare Partners, Inc.:
6.38%, 11/01/18		150	157,687
6.63%, 11/01/20		100	106,625
5.75%, 8/15/22		250	264,687
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	1,029,665
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		200	217,500
5.88%, 1/31/22 (a)		200	213,000
Fresenius Medical Care U.S. Finance, Inc.:
6.88%, 7/15/17		150	169,500
5.75%, 2/15/21 (a)		937	997,905
Fresenius U.S. Finance II, Inc., 9.00%, 7/15/15 (a)		100	109,000
Hanger, Inc., 7.13%, 11/15/18		990	1,051,875
HCA Holdings, Inc.:
6.25%, 2/15/21		125	132,031
7.75%, 5/15/21		300	329,625
HCA, Inc.:
6.50%, 2/15/16		250	271,250
8.00%, 10/01/18		100	118,625
3.75%, 3/15/19		1,021	1,028,657
6.50%, 2/15/20		3,214	3,583,610
7.25%, 9/15/20		400	431,500
7.50%, 2/15/22		250	285,125
5.88%, 3/15/22		647	693,907
4.75%, 5/01/23		388	381,210
5.88%, 5/01/23		984	1,001,220
5.00%, 3/15/24		350	347,375
IDH Finance PLC, 6.00%, 12/01/18		570	1,004,487

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Kindred Healthcare, Inc.:
8.25%, 6/01/19	USD	100	$107,000
6.38%, 4/15/22 (a)		402	407,025
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		400	457,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		150	156,000
Magnolia BC SA, 9.00%, 8/01/20		1,700	2,517,925
Mallinckrodt International Finance SA, 4.75%, 4/15/23		100	96,500
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (a)		395	408,825
NBTY, Inc., 9.00%, 10/01/18		100	107,290
Omnicare, Inc., 3.75%, 4/01/42 (h)		915	1,363,350
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	1,121	1,996,784
Select Medical Corp., 6.38%, 6/01/21	USD	100	103,000
Symbion, Inc., 8.00%, 6/15/16		1,000	1,045,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		852	937,626
5.00%, 3/01/19 (a)		729	730,823
4.75%, 6/01/20		745	748,725
8.00%, 8/01/20		444	482,850
6.00%, 10/01/20		1,255	1,317,750
4.50%, 4/01/21		1,525	1,480,013
4.38%, 10/01/21		1,932	1,852,305
8.13%, 4/01/22		2,367	2,627,370
UnitedHealth Group, Inc., 4.25%, 3/15/43		530	513,624
Voyage Care BondCo PLC, 6.50%, 8/01/18		800	1,408,118
Voyage Care Bondco PLC, 11.00%, 2/01/19		1,000	1,848,788
WellCare Health Plans, Inc., 5.75%, 11/15/20		150	160,125
WellPoint, Inc.:
2.38%, 2/15/17		3,263	3,335,563
5.88%, 6/15/17		1,093	1,229,499
1.88%, 1/15/18		1,250	1,243,095
4.65%, 1/15/43		350	353,271

			53,767,062
Hotels, Restaurants & Leisure — 0.4%
AMC Entertainment, Inc., 9.75%, 12/01/20		100	115,000
Ameristar Casinos, Inc., 7.50%, 4/15/21		250	271,875
Brinker International, Inc., 2.60%, 5/15/18		1,000	997,315
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (a)		200	208,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22 (a)		125	124,687
Carnival Corp.:
1.20%, 2/05/16		1,250	1,257,400
1.88%, 12/15/17		2,750	2,759,699
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	101,500
Choice Hotels International, Inc., 5.75%, 7/01/22		620	654,875
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		760	1,096,559
Diamond Resorts Corp., 12.00%, 8/15/18		2,632	2,865,590
DineEquity, Inc., 9.50%, 10/30/18		100	108,125
Enterprise Funding Ltd., 3.50%, 9/10/20		300	535,136
Gala Group Finance PLC, 11.50%, 6/01/19		1,900	3,467,530
Gamenet SpA, 7.25%, 8/01/18	EUR	323	466,764
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (a)	USD	1,060	1,091,800

14	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (a)	USD	350	$364,875
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		165	227,296
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,820	2,846,906
MCE Finance Ltd., 5.00%, 2/15/21 (a)		895	892,763
MGM Resorts International:
6.63%, 7/15/15		175	185,063
10.00%, 11/01/16		125	148,437
7.63%, 1/15/17		200	227,500
8.63%, 2/01/19		1,368	1,633,050
5.25%, 3/31/20		125	128,487
6.75%, 10/01/20		250	276,275
6.63%, 12/15/21		150	165,045
7.75%, 3/15/22		225	261,113
PNK Finance Corp., 6.38%, 8/01/21 (a)		629	660,450
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		100	102,000
Sabre, Inc., 8.50%, 5/15/19 (a)		200	220,500
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,250	1,262,500
Snai SpA, 7.63%, 6/15/18	EUR	665	990,627
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (a)(b)	USD	1	1,255
Vougeot Bidco PLC, 7.88%, 7/15/20		614	1,130,159
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75%, 8/15/20		300	331,530
5.38%, 3/15/22		150	155,250
4.25%, 5/30/23 (a)		150	144,000
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		838	850,570

			29,327,506
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (a)		874	926,440
APX Group, Inc., 6.38%, 12/01/19		483	491,453
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		585	615,713
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		100	102,250
DR Horton, Inc., 3.75%, 3/01/19		1,028	1,025,430
Jarden Corp.:
7.50%, 5/01/17		100	114,875
1.88%, 9/15/18 (h)		460	623,300
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,451	1,570,707
KB Home:
4.75%, 5/15/19		874	871,815
7.00%, 12/15/21		716	767,910
7.50%, 9/15/22		399	436,905
Lennar Corp.:
4.50%, 6/15/19		293	296,296
4.75%, 11/15/22		100	97,500
RSI Home Products, Inc., 6.88%, 3/01/18 (a)		100	107,250
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,122,975
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,385	1,520,037
Standard Pacific Corp.:
8.38%, 5/15/18		100	118,000
8.38%, 1/15/21		1,415	1,676,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		681	687,810

			13,173,441

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Co-Operative Group Holdings, 6.88%, 7/08/20 (c)	GBP	960	$1,628,960
Harbinger Group, Inc., 7.88%, 7/15/19	USD	125	136,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		828	873,540
7.88%, 8/15/19		640	702,400
5.75%, 10/15/20		2,932	3,049,280
6.88%, 2/15/21		650	699,563
Spectrum Brands, Inc.:
6.38%, 11/15/20		891	966,735
6.63%, 11/15/22		310	338,675
Stena AB, 7.00%, 2/01/24 (a)		200	202,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,194,120

			9,792,648
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
8.00%, 10/15/17		150	178,125
8.00%, 6/01/20		150	178,875
7.38%, 7/01/21		250	286,250
4.88%, 5/15/23		150	143,625
5.50%, 3/15/24		100	100,000
Calpine Corp.:
7.88%, 7/31/20 (a)		239	262,004
7.50%, 2/15/21 (a)		346	378,005
6.00%, 1/15/22 (a)		25	26,563
7.88%, 1/15/23 (a)		218	244,160
5.88%, 1/15/24 (a)		1,084	1,112,455
DPL, Inc., 7.25%, 10/15/21		150	160,875
Dynegy, Inc., 5.88%, 6/01/23		100	96,500
EDP Finance BV:
6.00%, 2/02/18 (a)		200	217,000
4.90%, 10/01/19 (a)		125	130,313
5.25%, 1/14/21 (a)		200	207,750
Enel Finance International NV, 6.00%, 10/07/39 (a)		240	258,823
GenOn Energy, Inc.:
7.88%, 6/15/17		300	308,250
9.50%, 10/15/18		100	105,750
9.88%, 10/15/20		100	104,750
GenOn REMA LLC:
9.24%, 7/02/17		81	82,769
9.68%, 7/02/26		364	385,840
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (f)		505	527,725
InterGen NV, 7.00%, 6/30/23 (a)		200	210,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,822	2,063,415
7.63%, 5/15/19		200	208,100
8.25%, 9/01/20		200	220,750
7.88%, 5/15/21		150	166,313
6.25%, 7/15/22 (a)		175	180,906
6.63%, 3/15/23		150	156,750
6.25%, 5/01/24 (a)		1,609	1,615,034
Oncor Electric Delivery Co. LLC:
6.38%, 1/15/15		3,000	3,118,041
6.80%, 9/01/18		440	520,591

			13,956,307
Industrial Conglomerates — 0.0%
General Electric Co., 4.13%, 10/09/42		230	224,879

BLACKROCK FUNDS II	APRIL 30, 2014	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance — 0.9%
ACE INA Holdings, Inc., 5.80%, 3/15/18	USD	1,500	$1,717,923
Aegon NV, 4.10%, 4/25/44 (b)	EUR	100	140,476
AIA Group Ltd., 2.25%, 3/11/19 (a)	USD	1,250	1,236,884
Allianz SE, 4.75% (b)(g)	EUR	500	743,271
The Allstate Corp., 5.75%, 8/15/53 (b)	USD	1,810	1,936,700
American International Group, Inc.:
4.88%, 9/15/16		3,806	4,141,008
5.45%, 5/18/17		1,000	1,118,589
5.85%, 1/16/18		2,275	2,596,874
Aon Corp., 3.50%, 9/30/15		3,000	3,112,395
Aviva PLC, 6.88%, 5/20/58 (b)	GBP	430	846,199
AXA SA, 5.63%, 1/16/54 (b)		500	857,281
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,250	1,255,660
The CHUBB Corp., 5.75%, 5/15/18		3,250	3,735,586
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	16,086,044
Generali Finance BV, 5.48% (b)(g)	EUR	600	873,929
Genworth Holdings, Inc., 4.90%, 8/15/23	USD	1,150	1,232,471
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	2,043,360
Hartford Financial Services Group, Inc., 4.00%, 10/15/17		3,750	4,048,646
International Lease Finance Corp.:
8.63%, 9/15/15		400	439,000
5.75%, 5/15/16		150	161,437
8.75%, 3/15/17		250	291,250
8.88%, 9/01/17		100	118,875
3.88%, 4/15/18		300	304,500
6.25%, 5/15/19		325	358,719
8.25%, 12/15/20		250	301,563
8.63%, 1/15/22		150	183,750
5.88%, 8/15/22		150	158,250
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		2,000	1,991,192
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17		3,300	3,367,759
9.25%, 4/15/19		1,000	1,304,454
MetLife, Inc., 4.88%, 11/13/43		1,190	1,262,359
Nippon Life Insurance Co., 5.00%, 10/18/42 (b)		1,500	1,589,550
Prudential Covered Trust 2012-1, 3.00%, 9/30/15 (a)		400	411,107
Prudential Financial, Inc.:
6.00%, 12/01/17		4,000	4,608,128
5.10%, 8/15/43		310	336,090
Scottish Widows PLC, 7.00%, 6/16/43	GBP	250	487,586
Swiss Reinsurance Co. via ELM BV, 5.25% (b)(g)	EUR	600	876,110
XLIT Ltd., 2.30%, 12/15/18	USD	400	397,727

			66,672,702
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		100	109,500
Netflix, Inc., 5.38%, 2/01/21		100	104,000
QVC, Inc., 5.95%, 3/15/43		5,000	5,175,080

			5,388,580
Internet Software & Services — 0.1%
21Vianet Group, Inc., 7.88%, 3/22/16	CNH	14,500	2,354,709
Equinix, Inc.:
4.88%, 4/01/20	USD	125	127,500
7.00%, 7/15/21		175	195,300
5.38%, 4/01/23		125	127,187
IAC/InterActiveCorp:
4.88%, 11/30/18		1,322	1,381,490
4.75%, 12/15/22		100	98,250
Verisign, Inc., 4.63%, 5/01/23		765	732,487

Corporate Bonds	Par (000)		Value
Internet Software & Services (concluded)
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	USD	1,360	$1,492,600

			6,509,523
IT Services — 0.0%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		735	710,391
International Business Machines Corp., 4.00%, 6/20/42		330	312,340
MasterCard, Inc., 3.38%, 4/01/24		325	326,008

			1,348,739
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		4,600	4,728,276
Machinery — 0.3%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		100	99,750
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		615	658,050
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	228,000
4.75%, 4/15/19 (a)		200	203,500
7.75%, 3/15/20 (a)		150	171,000
5.75%, 3/15/22 (a)		100	101,750
6.00%, 10/15/22 (a)		275	279,813
6.13%, 1/15/23 (a)		200	204,500
Case New Holland, Inc., 7.88%, 12/01/17		350	411,250
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19 (a)		1,399	1,531,905
8.00%, 6/15/19		500	547,500
8.25%, 6/15/21 (a)		1,485	1,668,769
8.25%, 6/15/21		350	393,313
Cooper U.S., Inc., 6.10%, 7/01/17		1,500	1,695,303
Crane Co., 2.75%, 12/15/18		600	608,302
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (a)		1,405	1,517,400
Eaton Corp., 4.15%, 11/02/42		300	285,514
Hydra Dutch Holdings 2BV, 5.85%, 4/15/19	EUR	915	1,266,249
The Manitowoc Co., Inc., 8.50%, 11/01/20	USD	100	112,250
Pentair Finance SA:
1.35%, 12/01/15		1,250	1,259,773
1.88%, 9/15/17		750	757,123
Polymer Group, Inc., 7.75%, 2/01/19		100	107,250
Sparkle Assets Ltd., 6.88%, 1/30/20		2,200	2,165,680
SPX Corp., 6.88%, 9/01/17		100	113,500
Terex Corp., 6.00%, 5/15/21		216	231,120
Titan International, Inc., 6.88%, 10/01/20 (a)		810	858,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		300	319,500

			17,796,664
Media — 1.2%
21st Century Fox America, Inc., 5.40%, 10/01/43		830	913,478
AMC Networks, Inc.:
7.75%, 7/15/21		955	1,069,600
4.75%, 12/15/22		100	99,750
Cablevision Systems Corp.:
7.75%, 4/15/18		300	340,125
8.00%, 4/15/20		100	115,500
5.88%, 9/15/22		1,475	1,493,437
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25%, 10/30/17		100	105,875
7.00%, 1/15/19		250	264,063
8.13%, 4/30/20		150	164,437

16	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
7.38%, 6/01/20	USD	100	$109,875
5.25%, 3/15/21		150	152,813
6.50%, 4/30/21		400	427,000
5.25%, 9/30/22		2,035	2,035,000
5.13%, 2/15/23		1,080	1,054,350
5.75%, 9/01/23		225	226,969
5.75%, 1/15/24		125	126,094
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		350	366,625
5.13%, 12/15/21 (a)		1,090	1,062,750
Cinemark USA, Inc., 4.88%, 6/01/23		100	97,000
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,352	1,456,780
6.50%, 11/15/22		2,153	2,303,710
6.50%, 11/15/22		1,493	1,590,045
Columbus International, Inc., 7.38%, 3/30/21 (a)		1,500	1,567,500
Comcast Corp.:
6.50%, 1/15/17		3,000	3,428,565
5.50%, 11/23/29		430	835,962
4.75%, 3/01/44		3,250	3,387,533
ComEd Financing III, 6.35%, 3/15/33		1,050	1,029,000
Cox Communications, Inc., 8.38%, 3/01/39 (a)		760	1,034,422
CSC Holdings LLC:
7.63%, 7/15/18		150	173,437
8.63%, 2/15/19		100	119,250
6.75%, 11/15/21		200	222,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16		4,500	4,705,245
2.40%, 3/15/17		1,440	1,477,639
5.15%, 3/15/42		530	518,406
Discovery Communications LLC:
2.38%, 3/07/22		480	669,672
6.35%, 6/01/40		120	143,045
DISH DBS Corp.:
7.13%, 2/01/16		350	382,375
4.63%, 7/15/17		150	159,563
4.25%, 4/01/18		1,430	1,494,350
7.88%, 9/01/19		400	474,500
5.13%, 5/01/20		2,985	3,134,250
6.75%, 6/01/21		350	395,500
5.88%, 7/15/22		1,281	1,381,879
5.00%, 3/15/23		300	306,000
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		100	104,125
5.13%, 7/15/20 (a)		420	434,700
6.38%, 10/15/23 (a)		1,801	1,909,060
The Interpublic Group of Cos, Inc.:
2.25%, 11/15/17		2,101	2,125,000
3.75%, 2/15/23		520	515,076
4.20%, 4/15/24		100	101,642
Lamar Media Corp.:
5.88%, 2/01/22		100	106,750
5.00%, 5/01/23		100	100,500
5.38%, 1/15/24 (a)		125	129,531
The McClatchy Co., 9.00%, 12/15/22		1,050	1,199,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.00%, 4/01/21 (a)		200	229,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,254	1,326,105
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		540	558,900

Corporate Bonds	Par (000)		Value
Media (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)	USD	856	$922,340
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		2,089	2,177,783
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		200	216,000
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		497	531,790
Nielsen Finance LLC/Nielsen Finance Co.:
7.75%, 10/15/18		200	212,750
4.50%, 10/01/20		1,200	1,209,000
5.00%, 4/15/22 (a)		150	150,375
Numericable Group SA:
4.88%, 5/15/19 (a)		2,530	2,555,300
5.38%, 5/15/22		110	158,140
6.00%, 5/15/22 (a)		5,525	5,656,219
6.00%, 5/15/22		285	291,773
5.63%, 5/15/24		260	374,691
6.25%, 5/15/24 (a)		805	824,119
Odeon & UCI Finco PLC, 9.00%, 8/01/18		775	1,380,471
Omnicom Group, Inc., 5.90%, 4/15/16		2,177	2,380,199
Quebecor Media, Inc., 5.75%, 1/15/23		150	150,750
Regal Entertainment Group, 5.75%, 3/15/22		125	128,750
Sinclair Television Group, Inc.:
5.38%, 4/01/21		100	99,500
6.13%, 10/01/22		100	102,125
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	72,000
5.88%, 10/01/20 (a)		150	156,563
5.75%, 8/01/21 (a)		150	153,750
4.63%, 5/15/23 (a)		100	92,500
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		150	155,437
TCM Sub LLC, 3.55%, 1/15/15 (a)		600	611,744
Time Warner Cable, Inc.:
5.85%, 5/01/17		405	458,804
6.55%, 5/01/37		1,070	1,311,780
Time Warner, Inc., 5.35%, 12/15/43		790	864,804
Time, Inc., 5.75%, 4/15/22 (a)		150	149,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,265	1,277,650
5.75%, 1/15/23		1,930	2,895,134
Univision Communications, Inc.:
6.88%, 5/15/19 (a)		250	267,187
7.88%, 11/01/20 (a)		250	274,687
6.75%, 9/15/22 (a)		266	292,600
5.13%, 5/15/23 (a)		150	153,000
Viacom, Inc., 5.85%, 9/01/43		310	348,404
Videotron Ltd.:
5.00%, 7/15/22		150	151,125
5.38%, 6/15/24 (a)		100	100,750
Virgin Media Finance PLC:
8.38%, 10/15/19		100	106,875
6.38%, 4/15/23 (a)		345	362,250
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		100	103,440
5.38%, 4/15/21 (a)		200	205,000
VTR Finance BV, 6.88%, 1/15/24 (a)		810	844,094
Ziggo Bond Co. BV, 8.00%, 5/15/18 (a)	EUR	1,670	2,490,635

			84,878,046
Metals & Mining — 0.3%
Alcoa, Inc.:
5.55%, 2/01/17	USD	550	598,840
5.40%, 4/15/21		600	631,500

BLACKROCK FUNDS II	APRIL 30, 2014	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Aleris International, Inc.:
7.63%, 2/15/18	USD	100	$102,000
7.88%, 11/01/20		100	100,750
APERAM, 7.75%, 4/01/18 (a)		356	376,470
ArcelorMittal:
4.25%, 8/05/15		250	256,875
5.00%, 2/25/17		550	582,313
6.13%, 6/01/18		1,588	1,740,845
10.35%, 6/01/19		250	315,625
5.75%, 8/05/20		200	212,000
6.00%, 3/01/21		300	321,000
6.75%, 2/25/22		200	221,500
7.50%, 10/15/39		300	314,250
7.25%, 3/01/41		200	203,500
Barrick Gold Corp., 4.10%, 5/01/23		170	165,536
Barrick North America Finance LLC, 5.75%, 5/01/43		1,060	1,073,401
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		400	432,370
Commercial Metals Co., 7.35%, 8/15/18		100	113,625
Constellium NV:
4.63%, 5/15/21		1,065	1,477,525
5.75%, 5/15/24 (a)		1,050	1,073,625
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		150	150,375
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		1,164	1,175,640
7.00%, 2/15/21 (a)		200	202,750
FMG Resources August 2006 Pty Ltd.:
6.00%, 4/01/17 (a)		1,331	1,400,877
6.88%, 2/01/18 (a)		200	211,000
8.25%, 11/01/19 (a)		300	331,500
6.88%, 4/01/22 (a)		200	214,000
Freeport-Mcmoran Copper & Gold, Inc., 5.45%, 3/15/43		1,020	1,039,127
HudBay Minerals, Inc., 9.50%, 10/01/20		150	162,000
IAMGOLD Corp., 6.75%, 10/01/20 (a)		100	89,000
New Gold, Inc., 6.25%, 11/15/22 (a)		100	102,500
Novelis, Inc.:
8.38%, 12/15/17		200	213,500
8.75%, 12/15/20		2,474	2,758,510
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40		200	216,954
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		890	854,096
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		645	692,569
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,100	1,728,288
Steel Dynamics, Inc.:
6.38%, 8/15/22		500	546,250
5.25%, 4/15/23		569	578,246
Teck Resources Ltd., 5.40%, 2/01/43		360	347,215
United States Steel Corp.:
7.00%, 2/01/18		75	83,250
7.38%, 4/01/20		100	111,750
Walter Energy, Inc., 9.50%, 10/15/19 (a)		100	102,000

			23,624,947
Motor Vehicles — 0.0%
Ford Motor Co., 7.45%, 7/16/31		130	169,637
Multiline Retail — 0.0%
Dollar General Corp., 1.88%, 4/15/18		1,987	1,971,593
Sears Holdings Corp., 6.63%, 10/15/18		250	230,625
Target Corp., 4.00%, 7/01/42		730	687,510

			2,889,728
Multi-Utilities — 0.0%
Pacific Gas & Electric Co.:
3.75%, 2/15/24		200	203,643

Corporate Bonds	Par (000)		Value
Multi-Utilities (concluded)
4.75%, 2/15/44	USD	660	$686,810
Southern California Gas Co., 3.75%, 9/15/42		260	244,372

			1,134,825
Oil, Gas & Consumable Fuels — 2.3%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		2,345	2,497,425
6.13%, 7/15/22		150	162,187
4.88%, 5/15/23		325	329,063
4.88%, 3/15/24		753	749,235
Alpha Natural Resources, Inc.:
3.75%, 12/15/17 (h)		2,036	1,706,423
9.75%, 4/15/18		150	141,000
6.00%, 6/01/19		100	76,000
6.25%, 6/01/21		100	73,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		250	275,000
Anadarko Petroleum Corp., 6.45%, 9/15/36		790	976,133
Antero Resources Corp., 5.13%, 12/01/22 (a)		150	151,313
Antero Resources Finance Corp.:
6.00%, 12/01/20		100	107,000
5.38%, 11/01/21 (a)		1,133	1,158,493
Apache Corp., 4.75%, 4/15/43		330	340,962
Arch Coal, Inc.:
7.00%, 6/15/19		690	531,300
7.25%, 10/01/20		290	219,675
7.25%, 6/15/21		214	159,965
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
6.63%, 10/01/20		100	106,000
5.88%, 8/01/23		150	148,125
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		637	707,070
7.50%, 4/01/20 (a)		131	149,143
Berau Coal Energy PT, 7.25%, 3/13/17		3,000	2,939,913
Berry Petroleum Co., 6.38%, 9/15/22		750	768,750
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		1,298	1,388,860
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		125	135,313
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 (a)		150	149,625
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		230	246,100
7.50%, 9/15/20		216	236,520
CE Energy AS, 7.00%, 2/01/21	EUR	495	717,846
CGG SA, 6.88%, 1/15/22 (a)	USD	200	200,821
Chaparral Energy, Inc., 7.63%, 11/15/22		125	133,125
Chesapeake Energy Corp.:
3.25%, 3/15/16		150	151,687
6.50%, 8/15/17		150	168,187
6.63%, 8/15/20		1,389	1,560,889
6.13%, 2/15/21		896	981,120
5.38%, 6/15/21		125	130,937
4.88%, 4/15/22		150	150,187
5.75%, 3/15/23		1,768	1,878,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19		100	104,250
Cimarex Energy Co., 5.88%, 5/01/22		150	163,125
Clayton Williams Energy, Inc., 7.75%, 4/01/19		150	159,750

18	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
7.00%, 1/15/21	USD	100	$111,000
6.50%, 1/15/22		200	219,000
5.50%, 10/01/22		100	104,875
5.50%, 4/01/23		300	312,375
CONSOL Energy, Inc.:
8.00%, 4/01/17		250	260,525
8.25%, 4/01/20		390	424,613
5.88%, 4/15/22 (a)		3,629	3,737,870
Continental Resources, Inc., 5.00%, 9/15/22		1,530	1,617,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		100	105,000
6.13%, 3/01/22 (a)		708	739,860
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	105,000
Denbury Resources, Inc.:
5.50%, 5/01/22		1,482	1,498,673
4.63%, 7/15/23		2,584	2,458,030
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		1,031	1,064,507
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 6/01/19		100	108,000
El Paso LLC:
7.00%, 6/15/17		200	225,467
7.80%, 8/01/31		375	402,721
7.75%, 1/15/32		1,901	2,054,059
Endeavor Energy Resources LP /EER Finance, Inc., 7.00%, 8/15/21 (a)		50	52,750
Energy Transfer Equity LP, 7.50%, 10/15/20		200	230,500
Energy Transfer Partners LP, 4.15%, 10/01/20		790	825,292
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		672	729,960
7.75%, 6/15/19		338	363,350
7.50%, 12/15/21 (a)		125	132,187
Eni SpA, 3.75%, 9/12/25	EUR	330	510,678
EnQuest PLC, 7.00%, 4/15/22 (a)	USD	600	613,500
Enterprise Products Operating LLC:
4.85%, 8/15/42		300	304,549
4.85%, 3/15/44		500	510,991
8.38%, 8/01/66 (b)		20,870	23,635,275
7.00%, 6/01/67 (b)		4,000	4,220,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,575	1,815,187
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,165	1,250,919
EPL Oil & Gas, Inc., 8.25%, 2/15/18		125	135,000
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		100	104,500
EXCO Resources, Inc., 8.50%, 4/15/22		407	418,193
FTS International, Inc., 6.25%, 5/01/22 (a)		75	75,938
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	130	169,083
Gibson Energy, Inc., 6.75%, 7/15/21 (a)	USD	50	54,000
Harvest Operations Corp., 6.88%, 10/01/17		100	108,375
HilCorp. Energy I LP/HilCorp. Finance Co., 7.63%, 4/15/21 (a)		1,195	1,311,513
Husky Energy, Inc., 4.00%, 4/15/24		330	340,157
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (a)		625	648,437
Kerr-McGee Corp., 7.88%, 9/15/31		155	212,936
Kinder Morgan Energy Partners LP, 5.50%, 3/01/44		830	867,088
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		200	212,512
6.00%, 1/15/18 (a)		150	164,075
Kinder Morgan, Inc.:
5.00%, 2/15/21 (a)		200	200,011

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
5.63%, 11/15/23 (a)	USD	1,090	$1,090,555
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		2,363	2,622,930
5.50%, 2/01/22		426	436,650
Laredo Petroleum, Inc.:
9.50%, 2/15/19		150	165,000
7.38%, 5/01/22		1,270	1,400,175
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		100	103,750
7.25%, 11/01/19 (a)		1,042	1,077,167
8.63%, 4/15/20		3,247	3,502,701
7.75%, 2/01/21		300	321,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	108,500
6.50%, 8/15/21		865	934,200
6.25%, 6/15/22		185	199,337
5.50%, 2/15/23		150	155,625
4.50%, 7/15/23		531	517,725
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,655	2,794,387
6.38%, 1/30/23 (a)		150	155,625
7.00%, 3/31/24 (a)		2,844	3,014,640
Newfield Exploration Co.:
6.88%, 2/01/20		200	213,000
5.75%, 1/30/22		200	214,500
5.63%, 7/01/24		100	104,250
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		250	247,500
9.63%, 6/01/19 (a)		50	54,000
7.77%, 12/15/37 (a)		100	93,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., 6.50%, 4/01/19 (a)		100	97,750
Noble Energy, Inc., 5.25%, 11/15/43		580	630,579
Noble Holding International Ltd., 5.25%, 3/15/42		410	412,328
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		889	964,565
Offshore Group Investment Ltd.:
7.50%, 11/01/19		1,735	1,804,400
7.13%, 4/01/23		125	123,125
ONEOK, Inc., 4.25%, 2/01/22		100	97,117
Pacific Drilling SA, 5.38%, 6/01/20 (a)		1,018	990,005
Pacific Drilling V Ltd., 7.25%, 12/01/17 (a)		200	214,000
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		345	360,525
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		100	109,250
PDC Energy, Inc., 7.75%, 10/15/22		100	109,750
Peabody Energy Corp.:
7.38%, 11/01/16		300	336,750
6.00%, 11/15/18		1,497	1,590,563
6.50%, 9/15/20		525	547,313
6.25%, 11/15/21		1,558	1,581,370
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		894	1,010,220
Pertamina Persero PT, 5.63%, 5/20/43		5,000	4,273,000
Petrobras Global Finance BV, 7.25%, 3/17/44		1,650	1,772,915
Petroleos Mexicanos, 6.38%, 1/23/45		780	854,100
Precision Drilling Corp., 6.63%, 11/15/20		100	107,500
QEP Resources, Inc.:
6.88%, 3/01/21		100	110,500
5.38%, 10/01/22		1,110	1,112,775
5.25%, 5/01/23		100	99,000

BLACKROCK FUNDS II	APRIL 30, 2014	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
6.75%, 8/01/20	USD	966	$1,040,865
5.75%, 6/01/21		193	206,510
5.00%, 8/15/22		150	154,125
5.00%, 3/15/23		150	153,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		100	106,125
6.50%, 7/15/21		50	53,750
5.88%, 3/01/22		250	261,875
5.50%, 4/15/23		100	101,250
4.50%, 11/01/23		1,336	1,259,180
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		150	158,625
6.00%, 1/15/19 (a)		100	103,000
5.63%, 4/15/20 (a)		150	150,375
6.88%, 4/15/40 (a)		100	92,500
Rosetta Resources, Inc.:
5.63%, 5/01/21		1,425	1,449,937
5.88%, 6/01/22		1,185	1,208,700
Rowan Cos, Inc., 5.85%, 1/15/44		80	82,844
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,248	1,288,560
6.25%, 3/15/22 (a)		125	131,094
5.63%, 4/15/23		794	801,940
Sabine Pass LNG LP, 7.50%, 11/30/16		3,535	3,923,850
Sanchez Energy Corp., 7.75%, 6/15/21 (a)		100	107,000
SandRidge Energy, Inc.:
8.75%, 1/15/20		309	334,106
7.50%, 3/15/21		550	584,375
8.13%, 10/15/22		100	108,250
7.50%, 2/15/23		788	835,280
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,750	1,745,313
SM Energy Co.:
6.50%, 11/15/21		760	817,000
5.00%, 1/15/24 (a)		950	931,000
Stone Energy Corp., 7.50%, 11/15/22		125	135,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	703,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 5/01/23		100	100,000
4.25%, 11/15/23		100	93,500
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		1,031	1,148,060
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		135	142,763
TransCanada PipeLines Ltd.:
5.00%, 10/16/43		400	431,030
6.35%, 5/15/67 (b)		14,926	15,504,383
Transocean, Inc.:
3.80%, 10/15/22		180	172,721
6.80%, 3/15/38		5,000	5,402,955
Tullow Oil PLC, 6.25%, 4/15/22 (a)		250	251,250
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		1,311	1,379,827
Unit Corp., 6.63%, 5/15/21		100	106,000
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		100	107,750
W&T Offshore, Inc., 8.50%, 6/15/19		150	162,000
Western Gas Partners LP, 5.45%, 4/01/44		330	349,974
Whiting Petroleum Corp.:
5.00%, 3/15/19		2,428	2,555,470
5.75%, 3/15/21		1,281	1,373,873

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
The Williams Cos., Inc.:
3.70%, 1/15/23	USD	830	$766,362
7.50%, 1/15/31		40	45,397
WPX Energy, Inc., 6.00%, 1/15/22		200	206,750

			167,062,559
Paper & Forest Products — 0.0%
Cascades, Inc., 7.75%, 12/15/17	CAD	100	104,187
International Paper Co., 6.00%, 11/15/41	USD	130	152,366
Metsa Board OYJ, 4.00%, 3/13/19	EUR	255	359,982
Resolute Forest Products, Inc., 5.88%, 5/15/23 (a)	USD	100	97,250
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	221,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		460	485,300

			1,420,585
Personal Products — 0.0%
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	94,500
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	100,750

			195,250
Pharmaceuticals — 0.4%
AbbVie, Inc., 4.40%, 11/06/42		840	841,265
Actavis, Inc.:
1.88%, 10/01/17		5,212	5,256,953
3.25%, 10/01/22		1,290	1,250,385
Catamaran Corp., 4.75%, 3/15/21		100	100,750
Endo Finance Co., 5.75%, 1/15/22 (a)		969	1,000,493
Endo Health Solutions, Inc.:
7.00%, 7/15/19		100	107,500
7.25%, 1/15/22		258	281,865
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		1,254	1,333,943
4.88%, 2/15/21 (a)		474	505,403
5.00%, 12/15/21 (a)		2,177	2,326,669
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (a)		1,653	1,677,795
Hospira, Inc.:
6.05%, 3/30/17		125	138,073
5.60%, 9/15/40		100	105,687
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		150	159,000
Mylan, Inc.:
6.00%, 11/15/18 (a)		2,745	2,888,649
5.40%, 11/29/43		400	429,464
Perrigo Co. PLC, 2.30%, 11/08/18 (a)		500	495,747
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		541	580,223
Valeant Pharmaceuticals International, Inc.:
6.75%, 10/01/17 (a)		150	157,500
6.75%, 8/15/18 (a)		3,674	3,977,105
7.00%, 10/01/20 (a)		150	160,500
6.38%, 10/15/20 (a)		765	822,375
6.75%, 8/15/21 (a)		200	214,500
5.63%, 12/01/21 (a)		25	26,000
7.25%, 7/15/22 (a)		800	872,000
VPII Escrow Corp., 7.50%, 7/15/21 (a)		375	418,125

			26,127,969
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19		750	1,155,071

20	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 5.00%, 2/15/24	USD	480	$510,594
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (a)		3,500	3,504,298
AvalonBay Communities, Inc., 5.70%, 3/15/17		625	700,786
Cyrusone LP/Cyrusone Finance Corp., 6.38%, 11/15/22		100	106,250
DuPont Fabros Technology LP, 5.88%, 9/15/21		75	78,188
ERP Operating LP:
5.13%, 3/15/16		865	932,486
5.38%, 8/01/16		3,000	3,295,572
5.75%, 6/15/17		1,600	1,808,349
Felcor Lodging LP:
6.75%, 6/01/19		100	107,000
5.63%, 3/01/23		100	101,250
The Geo Group, Inc., 5.88%, 1/15/22		825	849,750
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		125	129,375
4.88%, 11/01/20 (a)		125	129,063
5.38%, 11/01/23 (a)		125	128,750
HCP, Inc.:
6.30%, 9/15/16		1,084	1,215,051
6.00%, 1/30/17		3,793	4,264,735
Health Care REIT, Inc.:
3.63%, 3/15/16		1,150	1,207,081
4.70%, 9/15/17		700	767,743
2.25%, 3/15/18		3,500	3,541,359
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(h)		230	379,644
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(h)		585	633,628
3.00%, 11/15/16 (h)		2,023	2,849,901
4.88%, 7/01/18		600	618,000
Prologis LP:
5.63%, 11/15/16		2,600	2,859,028
4.50%, 8/15/17		245	265,359
6.63%, 5/15/18		2,500	2,914,630
Simon Property Group LP:
5.88%, 3/01/17		1,320	1,476,081
7.38%, 6/15/18		1,250	1,508,880
4.75%, 3/15/42		640	673,231
Ventas Realty LP, 1.55%, 9/26/16		1,792	1,811,051
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		174	174,737

			39,541,850
Real Estate Management & Development — 1.1%
Agile Property Holdings Ltd., 6.88%, 2/28/17		20,000	3,166,860
Caifu Holdings Ltd., 8.75%, 1/24/20		5,000	4,820,000
CBRE Services, Inc., 5.00%, 3/15/23		200	201,500
China SCE Property Holdings Ltd., 11.50%, 11/14/17		2,000	2,072,500
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18		3,250	3,450,525
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,525	1,704,187
Deutsche Annington Finance BV, 4.88%, 4/08/74 (b)	EUR	200	278,199
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,264,410
10.75%, 1/22/20	USD	3,600	3,258,000
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	5,102,418
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,396,875
Gemdale Asia Investment Ltd., 6.50%, 3/04/17		12,500	1,984,286

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
General Electric Capital Corp., 4.63%, 1/30/43	USD	3,000	$2,865,000
Glorious Property Holdings Ltd., 13.25%, 3/04/18		2,500	1,675,000
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,143,627
Greentown China Holdings Ltd.:
5.63%, 5/13/16		11,500	1,808,893
8.50%, 2/04/18	USD	1,250	1,229,687
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	134,375
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	20,500	3,244,530
8.88%, 3/19/18	USD	1,500	1,453,125
KWG Property Holding Ltd., 13.25%, 3/22/17		1,000	1,110,000
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	20,000	3,097,336
New World China Land Ltd., 5.50%, 2/06/18		17,000	2,767,019
Realogy Group LLC:
7.88%, 2/15/19 (a)	USD	75	81,188
7.63%, 1/15/20 (a)		3,671	4,093,165
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (a)		1,650	1,658,250
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,700	2,464,623
Theta Capital Pte. Ltd.:
7.00%, 5/16/19	USD	2,000	2,065,390
6.13%, 11/14/20		1,700	1,669,740
7.00%, 4/11/22		2,300	2,300,690
Universal Number One Co. Ltd., 5.80%, 1/30/17		13,500	2,171,189
Vingroup Joint Stock Co., 11.63%, 5/07/18		2,000	2,190,000
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		2,100	2,122,344
Xinyuan Real Estate Co. Ltd., 13.00%, 6/06/19		900	887,445
Yanlord Land Group Ltd., 10.63%, 3/29/18		3,000	3,221,250
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		2,950	2,784,063

			80,937,689
Retail Merchandising — 0.0%
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34		132	162,610
Road & Rail — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		1,358	1,473,430
Burlington Northern Santa Fe LLC, 4.90%, 4/01/44		690	733,509
Canadian National Railway Co., 4.50%, 11/07/43		230	241,181
CHC Helicopter SA, 9.25%, 10/15/20		180	193,500
The Hertz Corp.:
7.50%, 10/15/18		200	212,000
6.75%, 4/15/19		1,225	1,313,813
7.38%, 1/15/21		1,020	1,123,275
6.25%, 10/15/22		460	492,200
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (a)		1,325	1,464,125
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (b)		2,000	2,005,944
Ryder System, Inc., 2.45%, 11/15/18		1,000	1,010,508
Swift Services Holdings, Inc., 10.00%, 11/15/18		100	109,125
Union Pacific Corp., 4.82%, 2/01/44		610	650,150

			11,022,760
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.:
6.75%, 3/01/19 (a)		125	129,687
7.75%, 8/01/20		100	106,250
Amkor Technology, Inc., 6.38%, 10/01/22		125	131,563

BLACKROCK FUNDS II	APRIL 30, 2014	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (a)	USD	125	$126,250
6.00%, 1/15/22 (a)		130	135,850
Maxim Integrated Products, Inc., 2.50%, 11/15/18		2,600	2,612,124
Micron Technology, Inc., 5.88%, 2/15/22 (a)		75	79,125
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		1,150	1,148,563
5.75%, 2/15/21 (a)		605	639,787
Sensata Technologies BV:
6.50%, 5/15/19 (a)		150	160,125
4.88%, 10/15/23 (a)		75	73,500
STATS ChipPAC Ltd., 4.50%, 3/20/18 (a)		200	202,500
Xilinx, Inc., 2.13%, 3/15/19		326	323,673

			5,868,997
Software — 0.2%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		300	319,875
6.13%, 9/15/23 (a)		175	190,313
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,470	1,576,575
6.13%, 11/01/23 (a)		510	545,063
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		1,340	1,403,650
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		250	273,437
First Data Corp.:
7.38%, 6/15/19 (a)		4,330	4,643,925
8.88%, 8/15/20 (a)		150	166,313
6.75%, 11/01/20 (a)		400	427,000
Fiserv, Inc., 3.13%, 10/01/15		1,200	1,237,916
IMS Health, Inc.:
12.50%, 3/01/18		146	160,600
6.00%, 11/01/20 (a)		2,016	2,126,880
Interactive Data Corp., 10.25%, 8/01/18		150	160,875
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		2,180	2,223,600
Microsoft Corp., 5.30%, 2/08/41		260	298,780
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,699	1,711,743
Oracle Corp., 5.38%, 7/15/40		210	241,614

			17,708,159
Specialty Retail — 0.4%
AA Bond Co. Ltd., 9.50%, 7/31/19		1,329	2,524,356
Best Buy Co., Inc.:
5.00%, 8/01/18		200	207,000
5.50%, 3/15/21		100	102,500
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	1,000	1,784,207
Burger King Corp., 9.88%, 10/15/18	USD	100	108,500
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		200	208,000
CST Brands, Inc., 5.00%, 5/01/23		1,373	1,359,270
DFS Furniture Holdings PLC, 7.63%, 8/15/18		920	1,654,285
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21		100	105,000
Guitar Center, Inc., 6.50%, 4/15/19 (a)		460	441,600
The Hertz Corp., 4.25%, 4/01/18		332	342,790
The Home Depot, Inc., 4.88%, 2/15/44		790	858,153
House of Fraser Funding PLC, 8.88%, 8/15/18		1,438	2,622,139
IT Ltd., 6.25%, 5/15/18	CNH	8,600	1,172,078
L Brands, Inc.:
6.90%, 7/15/17	USD	100	113,750
8.50%, 6/15/19		100	120,500
6.63%, 4/01/21		300	335,625

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
5.63%, 2/15/22	USD	100	$105,125
5.63%, 10/15/23		125	130,313
Lowe’s Cos, Inc., 5.00%, 9/15/43		910	987,618
Michaels Stores, Inc., 7.75%, 11/01/18		331	350,446
Murphy Oil USA, Inc., 6.00%, 8/15/23 (a)		100	103,250
Next PLC, 4.38%, 10/02/26	GBP	710	1,240,175
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18	USD	4,000	4,185,000
Penske Automotive Group, Inc., 5.75%, 10/01/22		814	851,647
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (f)	GBP	870	1,333,027
Punch Taverns Finance:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	837,864
Series 2013-A7, Class B, 4.77%, 6/30/33		835	1,367,082
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		150	164,063
5.75%, 6/01/22		200	212,500
5.50%, 11/01/23		1,049	1,067,357
Stonegate Pub Co. Financing PLC, 5.27%, 4/15/19	GBP	285	488,409
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	USD	100	102,250

			27,585,879
Technology Hardware, Storage & Peripherals — 0.0%
Dell, Inc.:
2.30%, 9/10/15		250	252,187
5.88%, 6/15/19		150	156,375
NCR Corp.:
4.63%, 2/15/21		100	100,750
5.00%, 7/15/22		150	152,625
6.38%, 12/15/23 (a)		150	160,500
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		600	621,000

			1,443,437
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 6.38%, 12/15/20		200	218,000
Levi Strauss & Co.:
7.63%, 5/15/20		100	108,250
6.88%, 5/01/22		844	933,675
PVH Corp., 4.50%, 12/15/22		150	147,563
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		880	915,200
Wolverine World Wide, Inc., 6.13%, 10/15/20		1,147	1,238,760

			3,561,448
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp., 2.00%, 4/01/20 (h)		114	162,593
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		150	143,063
Radian Group, Inc.:
3.00%, 11/15/17 (h)		135	190,097
2.25%, 3/01/19 (h)		907	1,311,749
Rialto Holdings LLC / Rialto Corp., 7.00%, 12/01/18 (a)		545	568,163

			2,375,665
Tobacco — 0.1%
Altria Group, Inc.:
9.70%, 11/10/18		818	1,079,806
5.38%, 1/31/44		310	332,312
Lorillard Tobacco Co.:
3.50%, 8/04/16		3,000	3,162,900
2.30%, 8/21/17		1,062	1,083,913
7.00%, 8/04/41		110	130,153

22	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Tobacco (concluded)
Philip Morris International, Inc.:
2.88%, 3/03/26	USD	300	$423,122
4.13%, 3/04/43		1,066	1,009,868
Reynolds American, Inc.:
4.75%, 11/01/42		190	178,420
6.15%, 9/15/43		240	270,548

			7,671,042
Trading Companies & Distributors — 0.5%
Air Lease Corp.:
4.50%, 1/15/16		1,580	1,662,950
3.38%, 1/15/19		1,200	1,224,000
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		2,275	2,349,627
7.13%, 10/15/20 (a)		3,850	4,323,230
6.75%, 4/06/21 (a)		6,650	7,436,914
GATX Corp.:
2.38%, 7/30/18		1,250	1,256,226
2.50%, 3/15/19		2,000	1,995,366
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	110,000
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,835,875
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (a)		493	510,255
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,412,400
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	4,000	4,112,716
3.75%, 5/11/17 (a)		850	905,331
2.88%, 7/17/18 (a)		1,000	1,017,620
4.88%, 7/11/22 (a)		714	764,518
United Rentals North America, Inc.:
5.75%, 7/15/18		150	160,500
7.38%, 5/15/20		150	166,125
8.38%, 9/15/20		100	110,875
8.25%, 2/01/21		614	686,913
7.63%, 4/15/22		2,105	2,368,125
6.13%, 6/15/23		125	134,375
5.75%, 11/15/24		2,423	2,513,863

			38,057,804
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.13%, 3/30/40		660	755,507
China Electronics Corp Holdings Co. Ltd., 4.70%, 1/16/17		13,000	2,074,484
Crown Castle International Corp.:
7.13%, 11/01/19		100	106,750
4.88%, 4/15/22		200	203,000
5.25%, 1/15/23		1,274	1,309,035
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		1,391	1,481,415
7.13%, 4/01/22 (a)		575	577,875
Lynx I Corp., 6.00%, 4/15/21		2,190	3,882,455
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		200	211,500
6.63%, 11/15/20		250	266,875
Millicom International Cellular SA, 6.63%, 10/15/21 (a)		200	208,500
Nokia Oyj:
5.38%, 5/15/19		200	214,000
6.63%, 5/15/39		75	80,531
Rogers Communications, Inc., 6.80%, 8/15/18		1,266	1,508,705
SBA Telecommunications, Inc., 5.75%, 7/15/20		100	105,000
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,330,655
Sprint Capital Corp.:
6.90%, 5/01/19		250	274,375
6.88%, 11/15/28		300	296,250
8.75%, 3/15/32		1,050	1,174,687

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Communications, Inc.:
6.00%, 12/01/16	USD	350	$383,250
8.38%, 8/15/17		200	235,000
9.00%, 11/15/18 (a)		3,062	3,731,813
7.00%, 3/01/20 (a)		1,970	2,272,887
7.00%, 8/15/20		150	163,125
11.50%, 11/15/21		200	268,000
6.00%, 11/15/22		350	352,625
Sprint Corp.:
7.25%, 9/15/21 (a)		300	327,000
7.88%, 9/15/23 (a)		5,468	6,028,470
7.13%, 6/15/24 (a)		1,985	2,084,250
T-Mobile USA, Inc.:
6.54%, 4/28/20		250	268,750
6.25%, 4/01/21		450	479,250
6.63%, 4/28/21		3,475	3,753,000
6.13%, 1/15/22		680	714,850
6.73%, 4/28/22		2,555	2,756,206
6.63%, 4/01/23		550	588,500
6.84%, 4/28/23		125	134,531
6.50%, 1/15/24		1,150	1,206,063

			45,809,169
Total Corporate Bonds — 21.2%			1,543,287,142

Equity-Linked Notes
Aerospace & Defense — 0.3%
UBS AG (The Boeing Co.), 9.35%, 6/25/2014 (a)		180	23,392,402
Air Freight & Logistics — 0.3%
Credit Suisse Group AG (Deutsche Post AG), 14.00%, 6/06/14 (a)		556	19,928,207
Auto Components — 0.3%
HSBC Bank PLC (Continental AG), 5.54%, 5/06/2014		83	19,687,582
Automobiles — 0.3%
HSBC Bank PLC (Renault SA), 1.71%, 6/20/2014		208	19,843,845
Banks — 0.6%
Goldman Sachs Group, Inc. (Huntington Bancshares, Inc.), 1.15%, 6/19/2014		1,438	13,251,400
Goldman Sachs Group, Inc. (Huntington Bancshares, Inc.), 11.50%, 6/19/2014 (a)		1,071	9,851,904
Goldman Sachs Group, Inc. (KeyCorp), 12.25%, 6/06/2014 (a)		1,703	23,354,224

			46,457,528
Beverages — 0.6%
Citigroup Global Markets, Inc. (Molson Coors Brewing Co.), 9.97%, 6/06/2014		407	24,328,580
Merril Lynch International (Anheuser-Busch InBev NV), 19%, 5/08/2014		197	20,923,567

			45,252,147
Chemicals — 1.2%
Credit Suisse Group AG (Scotts Miracle-Gro Co.), 10.10%, 6/10/2014 (a)		134	8,188,630
Credit Suisse Group AG (Scotts Miracle-Gro Co.), 13.25%, 6/04/2014 (a)		134	8,262,060
Deutsche Bank AG (Syngenta AG), 10.65%, 5/16/14		52	19,487,318
Merril Lynch International (Givaudan SA), 20.70%, 5/13/2014		6	10,225,337

BLACKROCK FUNDS II	APRIL 30, 2014	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes	Par (000)		Value
Chemicals (concluded)
Merril Lynch International (Givaudan SA), 21.80%, 5/09/2014	USD	6	$10,142,922
Merril Lynch International (Monsanto Co.), 6.01%, 7/09/2014		205	22,876,866
Royal Bank of Canada (Scotts Miracle-Gro Co.), 9.43%, 6/06/2014 (a)		120	7,320,132

			86,503,265
Commercial Services & Supplies — 0.3%
Citigroup Global Markets, Inc. (Pitney Bowes, Inc.), 22.45%, 5/20/2014		897	23,825,311
Communications Equipment — 0.3%
Citigroup Global Markets, Inc. (Cisco Systems), 11.90%, 5/09/2014		928	20,895,420
Construction & Engineering — 0.3%
Citigroup Global Markets, Inc. (Vinci SA), 26%, 5/06/2014		269	20,261,868
Containers & Packaging — 0.3%
Royal Bank of Canada (Sealed Air Corp.), 10.41%, 6/06/2014 (a)		728	24,778,384
Diversified Telecommunication Services — 0.3%
Citigroup Global Markets, Inc. (Orange SA), 29.10%, 6/11/2014 (a)		1,395	21,782,043
Electric Utilities — 0.3%
Merrill Lynch International (FirstEnergy Corp.), 17.28%, 5/16/14		614	20,594,276
Electrical Equipment — 0.3%
Merrill Lynch International (Legrand SA), 13.38%, 6/17/14		120	7,036,088
Merrill Lynch International (Legrand SA), 13.43%, 6/13/14		120	7,033,465
Merrill Lynch International (Legrand SA), 13.68%, 6/11/14		120	7,035,284

			21,104,837
Energy Equipment & Services — 0.3%
Citigroup Global Markets, Inc. (Noble Corp.), 13.65%, 6/25/2014 (a)		764	23,574,735
Food & Staples Retailing — 0.5%
Citigroup Global Markets, Inc. ((Koninklijke Philips NV), 34.20%, 5/13/2014		576	17,905,583
Deutsche Bank AG (Koninklijke Ahold NV), 17.62%, 5/28/2014 (a)		534	10,370,924
Deutsche Bank AG (Koninklijke Ahold NV), 18.72%, 5/23/2014 (a)		534	10,368,041

			38,644,548
Food Products — 0.9%
Deutsche Bank AG (ConAgra Foods, Inc.), 9.75%, 5/13/14		608	18,605,790
Goldman Sachs Group, Inc. (Danone SA), 25.90%, 6/16/2014 (a)		100	7,315,802
Goldman Sachs Group, Inc. (Danone SA), 26.00%, 6/16/2014 (a)		224	16,418,811
Royal Bank of Canada (ConAgra Foods, Inc.), 8.06$, 6/04/2014 (a)		769	23,680,378

			66,020,781
Hotels, Restaurants & Leisure — 0.5%
Goldman Sachs Group, Inc. (Starbucks Corp.), 9.90%, 5/16/14		268	18,979,008
Goldman Sachs Group, Inc. (William Hill PLC), 11.10%, 7/28/2014 (a)		1,603	9,668,674
Goldman Sachs Group, Inc. (William Hill PLC), 11.15%, 7/30/2014 (a)		1,603	9,740,385

			38,388,067

Equity-Linked Notes	Par (000)		Value
Insurance — 1.1%
Deutsche Bank AG (Zurich Insurance Group), 38.20%, 5/09/2014	USD	66	$19,101,629
Merril Lynch International (AXA SA), 21.45%, 6/20/2014		787	20,134,658
Merril Lynch International (AXA SA), 27.40%, 5/09/2014		789	19,620,952
UBS AG (Lincoln National Corp.), 8.50%, 5/23/2014 (a)		388	18,944,028

			77,801,267
Media — 0.3%
Goldman Sachs Group, Inc. (Reed Elsevier PLC), 8.80%, 7/21/2014 (a)		652	9,626,611
Goldman Sachs Group, Inc. (Reed Elsevier PLC), 9.00%, 7/17/2014 (a)		652	9,633,849

			19,260,460
Metals & Mining — 0.3%
Citigroup Global Markets, Inc. (ArcelorMittal), 17.10%, 5/23/2014 (a)		1,268	20,522,773
Multi-Utilities — 0.3%
Citigroup Global Markets, Inc. (RWE AG), 50.10%, 5/01/2014		494	18,822,219
Oil, Gas & Consumable Fuels — 1.7%
Credit Suisse Group AG (BP PLC), 8.50%, 6/25/2014 (a)		2,864	24,046,710
Goldman Sachs Group, Inc. (Valero Energy Corp.), 22.50%, 5/29/2014 (a)		472	26,066,775
Royal Bank of Canada (Phillips 66), 9.48%, 5/28/2014 (a)		307	25,345,015
UBS AG (Chevron Corp.), 8.00%, 5/28/2014 (a)		202	24,895,972
UBS AG (ConocoPhilips), 9.65%, 5/28/2014 (a)		341	24,943,454

			125,297,926
Personal Products — 0.1%
HSBC Bank PLC (Beiersdorf AG), 1.67%, 5/06/2014		103	10,315,203
Pharmaceuticals — 1.0%
Credit Suisse Group AG (Merck & Co., Inc.), 13.25%, 6/20/2014 (a)		427	24,670,585
Merril Lynch International (Bayer AG), 25.60%, 5/07/2014		150	20,650,961
Royal Bank of Canada (Pfizer, Inc.), 13.18%, 5/20/2014		747	23,558,936

			68,880,482
Professional Services — 0.3%
Credit Suisse Group AG (Adecco SA), 26.80%, 5/06/2014		235	19,822,044
Real Estate Investment Trusts (REITs) — 0.3%
UBS AG (Boston Properties, Inc.), 11.40%, 5/01/2014		177	20,785,375
Road & Rail — 0.6%
Royal Bank of Canada (CSX Corp.), 6.15%, 6/06/2014 (a)		825	23,322,117
UBS AG (Kansas City Southern), 7.15%, 6/24/2014 (a)		68	6,863,901
UBS AG (Kansas City Southern), 7.25%, 6/18/2014 (a)		165	16,624,928

			46,810,946
Specialty Retail — 0.9%
Credit Suisse Group AG (Hennes & Mauritz AB, B Shares), 13.00%, 5/07/14		445	18,420,176

24	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes	Par (000)		Value
Specialty Retail (concluded)
Credit Suisse Group AG (Industria de Diseno Textil SA), 7.50%, 6/04/2014 (a)	USD	157	$23,166,607
Goldman Sachs Group, Inc. (H & M Hennes & Mauritz AB), 28.10%, 6/16/2014 (a)		560	22,793,427

			64,380,210
Textiles, Apparel & Luxury Goods — 0.3%
Citigroup Global Markets, Inc. (Nike, Inc.), 7.88%, 6/26/2014 (a)		322	23,582,186
Tobacco — 1.0%
Credit Suisse Group AG (Lorillard, Inc.), 23.65%, 6/06/2014 (a)		463	25,678,882
Credit Suisse Group AG (Reynolds American, Inc.), 20.55%, 6/19/2014 (a)		452	25,208,894
Goldman Sachs Group, Inc. (British American Tobacco PLC), 7.25%, 7/30/2014 (a)		374	20,764,170

			71,651,946
Trading Companies & Distributors — 0.3%
Credit Suisse Group AG (Fastenal Co.), 17.85%, 5/15/2014		490	24,803,481
Total Equity-Linked Notes — 16.4%			1,193,671,764

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.1%
Sequa Corp., Term Loan, 5.25%, 6/19/17	USD	3,921	3,872,044
Airlines — 0.0%
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		139	131,466
Term B757-200 Loan, 1.62%, 9/10/18		137	130,044
Term B757-300 Loan, 2.24%, 3/10/17		150	145,125
Term B757-300 Loan, 2.24%, 3/10/17		150	145,125
Term B757-300 Loan, 1.62%, 3/10/17		137	129,334

			681,094
Auto Components — 0.1%
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		790	779,335
Navistar, Inc., Term B Loan, 5.75%, 8/17/17		1,000	1,015,000
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,204,872
Wabash National Corp., Tranche B-1 Loan, 4.50%, 5/08/19		1,156	1,152,647

			4,151,854
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,493	1,484,500
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,831	1,830,800
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,464	1,459,958

			4,775,258
Capital Markets — 0.0%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		390	389,574
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,577	1,572,329

			1,961,903
Chemicals — 0.1%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/04/19		644	641,238

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/04/19	USD	334	$332,708
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		761	753,121
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		1,385	1,379,525
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Loan, 6.50%, 12/31/17		590	591,475
Huntsman International LLC, Extended Term B Loan, 2.73%, 4/19/17		594	591,876
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		739	737,793
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,920	1,917,950
Term Loan (Second Lien), 8.25%, 7/15/20		675	685,125
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		841	840,521
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		790	781,113
Tranche B Term Loan, 4.00%, 10/31/19		429	424,100

			9,676,545
Commercial Services & Supplies — 0.2%
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		569	567,798
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.), Term Loan, 4.25%, 2/07/20		1,925	1,902,924
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		1,019	1,018,396
Ceridian Corporation, 2013 New Replacement US Term Loan, 4.41%, 5/09/17		416	415,173
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		125	124,470
Term B Loan, 4.00%, 11/06/20		488	486,563
Genpact Ltd., Term Loan, 3.50%, 8/30/19		474	472,141
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		333	318,777
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		574	590,177
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19		744	741,555
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		731	730,104
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,116	2,106,768
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		710	711,764
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,173	1,170,834
West Corp., Term B-10 Loan, 3.25%, 6/30/18		1,007	995,268

			12,352,712
Communications Equipment — 0.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,589	1,587,417
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc., Term B-2 Loan, 4.00%, 12/17/19		495	492,936
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), Dollar Term Loan, 4.25%, 12/17/19		244	243,574

BLACKROCK FUNDS II	APRIL 30, 2014	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (concluded)
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21	USD	440	$437,127
Tekni-Plex, Inc., Term Loan, 6.50%, 8/10/19		386	383,657

			1,557,294
Diversified Financial Services — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		937	936,361
Diversified Telecommunication Services — 0.1%
Alcatel-Lucent USA, Inc., US Term Loan, 5.75%, 1/30/19		2,222	2,221,475
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,288	1,289,039
tw telecom holdings, inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.66%, 4/17/20		715	713,485

			4,223,999
Electric Utilities — 0.0%
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		613	614,616
Energy Equipment & Services — 0.0%
American Energy — Utica LLC:
Incremental Loan (Second Lien), 11.00%, 9/30/18		105	110,513
Term Loan, 11.00%, 9/30/18		1,709	1,811,301

			1,921,814
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		535	546,369
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,593	1,589,951
CDW LLC, Term Loan, 3.50%, 4/29/20		1,679	1,659,228
Dole Food Co., Inc., Term B Loan, 4.50%, 10/25/18		1,147	1,146,769
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20		1,733	1,715,418
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19		1,011	1,007,421
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		1,485	1,161,597

			8,826,753
Food Products — 0.0%
U.S. Foods, Inc. (FKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		1,399	1,398,837
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17		1,399	1,400,013
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		727	727,656
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		294	293,846
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		598	594,415
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		983	981,685
Onex Carestream Finance LP, Term Loan (First Lien 2013), 5.00%, 6/07/19		751	752,439

			4,750,054
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		1,436	1,427,432

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19	USD	713	$711,301
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		2,374	2,382,193
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		2,331	2,335,347
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18		289	288,155
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		74	71,250
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		860	852,475

			8,068,153
Hotels, Restaurants & Leisure — 0.7%
BRE Select Holdings, Mezzanine A Loan, 6.82%, 12/15/15		3,460	3,460,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		1,995	1,998,899
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		15,461	15,499,903
Hilton Los Cabos, Term Loan, 8.17%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		5,235	5,212,740
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		3,040	3,034,923
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,736	1,725,392
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,447	1,436,749
Motel 6, Term Loan, 10.00%, 10/15/17		4,969	5,167,745
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		522	520,678
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		443	442,554
Term B Loan, 5.25%, 2/19/19		627	625,494
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18		461	460,255
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		935	935,015
Travelport LLC (FKA Travelport, Inc.), New Second Priority Loan (Tranche 1), 9.50%, 1/31/16		235	242,439
Wendy’s International, Inc, Term B Loan, 3.25%, 5/15/19		611	608,978

			46,746,764
Independent Power and Renewable Electricity Producers — 0.0%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		384	384,587
Internet Software & Services — 0.0%
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19		2,424	2,416,082
Machinery — 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		3,404	3,392,106
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		205	202,913
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		3,754	3,746,386
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		535	532,650

26	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19	USD	164	$162,972

			8,037,027
Media — 0.1%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		3,340	3,390,100
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		1,737	1,709,745
Springer Science+Business Media GM, Term B-2 Loan, 5.00%, 8/14/20		1,308	1,307,117
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		1,481	1,477,584
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		138	136,415
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		841	837,258
Virgin Media Investment Holdings Ltd., Term B Loan, 3.50%, 6/08/20		945	938,186
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		152	152,395

			9,948,800
Metals & Mining — 0.1%
Constellium Holdco BV (Constellium France S.A.S.), Initial Dollar Term Loan, 6.00%, 3/25/20		1,693	1,718,293
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		2,155	2,152,933
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		735	732,300

			4,603,526
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20		615	620,028
Oil, Gas & Consumable Fuels — 0.0%
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,275	1,273,233
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	907,342
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		491	490,956

			2,671,531
Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,296	1,289,904
Ceva Group PLC (FKA Louis No. 1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	486,205
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		517	512,725
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		89	88,401
Ceva Logistics U.S. Holdings Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		713	707,207
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.15%, 2/27/21		2,270	2,259,081
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		292	291,892
Term B-3 Loan, 7.75%, 5/15/18		134	133,311
Pacific Industrial Services Finco Pty Ltd., Term B Loan, 5.00%, 10/02/18		891	891,638

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Par Pharmaceutical Cos., Inc. (Par
Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19	USD	2,195	$2,181,544
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		634	633,309
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19		746	743,817

			10,219,034
Real Estate Investment Trusts (REITs) — 0.0% iStar Financial, Inc., Loan, 4.50%, 10/15/17		416	415,944
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		75	74,623
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20		1,579	1,576,617
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		439	437,240
First Data Corp.:
2018 Dollar Term Loan, 4.17%, 3/23/18		750	748,597
2018B New Term Loan, 4.16%, 9/24/18		570	568,843
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,305	1,294,746
Interactive Data Corp., Term B Loan, 4.75%, 4/23/19		1,575	1,569,755
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/12/20		359	358,651
StoneRiver Group LP, Initial Term Loan (First Lien), 4.50%, 11/30/19		1,024	1,017,665

			5,995,497
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		83	83,009
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		578	572,264
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		1,248	1,249,876
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		2,271	2,260,655
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		315	320,513
SRAM LLC, Term Loan (First Lien), 4.00%, 4/10/20		562	557,140
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		983	979,226

			6,022,683
Textiles, Apparel & Luxury Goods — 0.1%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		776	773,255
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20 (b)		2,624	2,620,221

			3,393,476
Wireless Telecommunication Services — 0.0%
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		612	612,034

BLACKROCK FUNDS II	APRIL 30, 2014	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19	USD	970	$966,371

			1,578,405
Total Floating Rate Loan Interests — 2.4%			176,061,332

Foreign Government Obligations
Canada — 0.0%
Government of Canada, 3.50%, 12/01/45		1,820	1,849,972
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16		3,000	3,150,000
Indonesia — 0.0%
Republic of Indonesia, 6.13%, 3/15/19		420	462,000
Italy — 0.1%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.55%, 10/22/16	EUR	1,140	1,643,674
2.25%, 4/22/17		305	437,593
2.15%, 11/12/17		885	1,263,176

			3,344,443
Latvia — 0.1%
Republic of Latvia, 5.25%, 2/22/17	USD	3,150	3,417,750
Portugal — 0.0%
Republic of Portugal, 5.65%, 2/15/24		390	628,906
Slovenia — 0.0%
Republic of Slovenia, 5.25%, 2/18/24		960	996,000
South Africa — 0.0%
Republic of South Africa, 6.50%, 2/28/41	ZAR	7,430	521,996
Spain — 0.0%
Kingdom of Spain, 3.80%, 4/30/24	USD	1,010	1,493,071
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20		5,000	5,193,750
5.88%, 7/25/22		2,500	2,493,750

			7,687,500
Turkey — 0.0%
Hazine Mustesarligi Varlik Kiralama AS, 2.80%, 3/26/18		460	447,925
United Kingdom — 0.2%
United Kingdom Gilt, 3.25%, 1/22/44	GBP	7,140	11,602,576
Total Foreign Government Obligations — 0.5%			35,602,139

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)		3,380,412	318,908,068
iShares iBoxx $ Investment Grade Corporate Bond ETF (i)		399,514	47,202,579
iShares U.S. Preferred Stock ETF (i)		1,739,167	68,784,055
SPDR Barclays Capital High Yield Bond ETF (e)		1,833,144	75,800,504
Total Investment Companies — 7.0%			510,695,206

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 7.1%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 7A2, 0.43%, 11/25/35 (b)	USD	6,033	$5,413,154
Series 2005-9, Class 5A1, 0.42%, 11/25/35 (b)		4,746	4,278,596
Alternative Loan Trust:
Series 2005-36, Class 2A1A, 0.46%, 8/25/35 (b)		5,411	4,118,034
Series 2005-46CB, Class A20, 5.50%, 10/25/35		519	482,305
Series 2005-56, Class 1A1, 0.88%, 11/25/35 (b)		8,322	6,890,498
Series 2005-63, Class 3A3, 5.34%, 11/25/35 (b)		7,716	6,262,881
Series 2005-63, Class 5A1, 2.51%, 12/25/35 (b)		1,250	1,027,853
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		260	241,841
Series 2005-72, Class A1, 0.42%, 1/25/36		6,718	5,863,165
Series 2005-86CB, Class A8, 5.50%, 2/25/36		448	416,240
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,267	1,808,439
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,409	1,987,196
Series 2006-5T2, Class A3, 6.00%, 4/25/36		892	745,902
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,213	1,766,374
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,144	975,404
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,208	1,840,399
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,622	2,077,360
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,266	930,108
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,527	1,355,776
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		3,902	3,254,784
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		6,629	5,105,988
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,096	4,212,363
Series 2006-J7, Class 2A1, 2.21%, 11/20/36		14,506	9,238,135
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,134	2,455,223
Series 2006-OA6, Class 1A2, 0.36%, 7/25/46 (b)		20,398	17,062,759
Series 2006-OA8, Class 1A1, 0.34%, 7/25/46		27,353	22,518,128
Series 2006-OA14, Class 2A1, 0.34%, 11/25/46		19,096	14,775,039
Series 2006-OA14, Class 3A1, 0.98%, 11/25/46 (b)		27,868	20,227,978
Series 2006-OA22, Class A1, 0.31%, 2/25/47		22,797	19,908,149
Series 2007-6, Class A4, 5.75%, 4/25/47		3,950	3,170,058
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		7,418	5,888,080

28	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	USD	1,273	$1,010,706
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,655	3,860,688
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,033	870,575
Series 2007-15CB, Class A7, 6.00%, 7/25/37		821	741,578
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		916	778,044
Series 2007-19, Class 1A4, 6.00%, 8/25/37		3,131	2,588,904
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,524	1,259,606
Series 2007-25, Class 1A3, 6.50%, 11/25/37		7,591	6,772,379
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,331	2,544,373
Series 2007-OA6, Class A1A, 0.29%, 6/25/37 (b)		6,891	6,002,105
Series 2007-OA8, Class 2A1, 0.33%, 6/25/47 (b)		6,020	4,715,658
Series 2007-OA11, Class A1A, 1.51%, 11/25/47 (b)		7,299	5,463,081
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,800	1,817,250
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.28%, 3/25/47 (b)		6,572	5,062,439
American Home Mortgage Investment Trust:
Series 2005-4, Class 1A1, 0.73%, 11/25/45 (b)		6,627	5,868,225
Series 2007-1, Class GA1C, 0.34%, 5/25/47 (b)		5,130	3,619,835
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		2,003	1,530,865
Series 2006-D, Class 6A1, 4.97%, 5/20/36 (b)		1,147	990,881
Series 2007-D, Class 1A1, 0.36%, 6/20/47 (b)		5,115	4,165,502
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.20%, 1/25/35 (b)		64	63,476
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.59%, 4/25/36 (b)		9,620	5,988,324
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36		5,669	5,653,438
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		282	233,474
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35		31	28,809
Series 2006-OA4, Class A1, 1.09%, 4/25/46 (b)		1,964	1,093,759
Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (b)		136	106,564
Series 2007-2, Class A16, 6.00%, 3/25/37		3,149	2,861,992
Series 2007-21, Class 1A1, 6.25%, 2/25/38		641	562,159
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,988	1,634,506
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,036	2,495,909

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21	USD	953	$888,432
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		5,264	4,590,741
Series 2013-7R, Class 6A1, 9.88%, 6/26/47 (a)(b)		6,627	6,707,281
Crusade Global Trust, Series 2005-2, Class A1, 0.30%, 8/14/37 (b)		737	734,806
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.34%, 8/25/47 (b)		5,352	4,432,105
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.83%, 2/25/37 (b)		4,337	3,078,862
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 4.60%, 5/25/35 (b)		186	177,517
GSR Mortgage Loan Trust:
Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (b)		4,087	4,132,852
Series 2005-AR6, Class 4A5, 2.68%, 9/25/35 (b)		7,373	7,376,451
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		144	139,121
Homebanc Mortgage Trust:
Series 2005-3, Class A1, 0.39%, 7/25/35 (b)		9,540	8,687,728
Series 2005-5, Class A1, 0.41%, 1/25/36 (b)		3,424	2,876,891
Series 2006-2, Class A1, 0.33%, 12/25/36 (b)		7,329	6,335,259
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,052	1,832,975
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,844	1,992,621
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.49%, 3/25/35 (b)		3,453	3,485,441
Series 2006-AR3, Class 3A1A, 2.59%, 4/25/36 (b)		633	475,927
Series 2007-AR15, Class 1A1, 4.67%, 8/25/37 (b)		319	242,474
Series 2007-AR15, Class 2A1, 4.45%, 8/25/37 (b)		1,540	1,293,969
Series 2007-FLX3, Class A1, 0.39%, 6/25/37 (b)		4,518	3,968,876
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.35%, 8/25/46 (b)		10,541	7,946,807
Series 2007-20N, Class A1, 1.32%, 12/25/37 (b)		26,758	19,282,392
Medallion Trust, Series 2006-1G, Class A1, 0.28%, 6/14/37 (b)		650	646,656
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.83%, 6/25/37 (b)		2,773	1,798,089
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.50%, 12/25/35		3,267	3,086,868
Series 2006-1, Class 2A1, 2.14%, 2/25/36		1,654	1,601,200
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.34%, 2/26/37 (a)(b)		13,660	9,871,743

BLACKROCK FUNDS II	APRIL 30, 2014	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
MortgageIT Trust, Series 2005-4, Class A1, 0.43%, 10/25/35 (b)	USD	7,044	$6,373,635
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		439	458,768
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		932	931,380
Progress Trust, Series 2007-1GA, Class 1A, 0.38%, 8/19/38 (a)(b)		661	648,895
Residential Accredit Loans, Inc.:
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		314	258,030
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		592	479,407
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		615	488,274
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		205	187,117
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.80%, 4/25/47 (b)		916	731,575
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.43%, 2/25/36 (b)		8,352	6,556,753
Series 2006-AR1, Class 3A1, 0.38%, 2/25/36 (b)		11,121	8,735,318
Series 2006-AR4, Class 3A1, 0.34%, 6/25/36 (b)		11,784	9,369,948
Series 2006-AR6, Class 1A3, 0.34%, 7/25/46		10,023	6,539,177
Series 2006-AR6, Class 2A1, 0.34%, 7/25/46 (b)		10,428	8,424,173
Series 2006-AR8, Class A1A, 0.35%, 10/25/36 (b)		13,948	11,079,443
Series 2007-AR4, Class GA4B, 0.33%, 9/25/47 (b)		7,246	6,242,363
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR12, Class 1A6, 2.36%, 10/25/35 (b)		5,500	5,247,990
Series 2005-AR15, Class A1A1, 0.41%, 11/25/45 (b)		4,859	4,474,994
Series 2005-AR17, Class A1A1, 0.42%, 12/25/45 (b)		9,796	9,123,374
Series 2005-AR19, Class A1A2, 0.44%, 12/25/45 (b)		5,957	5,477,466
Series 2006-AR3, Class A1A, 1.14%, 2/25/46 (b)		8,867	8,229,927
Series 2006-AR19, Class 2A, 1.96%, 1/25/47		21,752	19,831,175
Series 2007-OA4, Class 1A, 0.90%, 5/25/47		4,986	4,336,351
Series 2007-OA5, Class 1A, 0.88%, 6/25/47 (b)		16,077	14,225,925
Series 2007-OA6, Class 1A, 0.94%, 7/25/47 (b)		8,735	7,534,183
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 5.06%, 10/25/36 (c)		2,035	1,413,336
Series 2007-OA5, Class A1A, 0.97%, 5/25/47 (b)		4,342	3,533,825

			515,300,199

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 4.9%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)	USD	2,703	$2,560,887
Banc of America Commercial Mortgage Trust:
Series 2006-3, Class AM, 5.85%, 7/10/44 (b)		3,000	3,163,686
Series 2006-6, Class AJ, 5.42%, 10/10/45		2,000	2,037,344
Series 2007-1, Class A4, 5.45%, 1/15/49		3,988	4,290,039
Series 2007-3, Class A1A, 5.62%, 6/10/49 (b)		1,812	1,961,853
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		10,000	10,000,000
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		2,500	2,618,730
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,398	2,604,226
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		2,035	2,269,855
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,642	2,929,222
Series 2007-T28, Class AJ, 6.15%, 9/11/42 (b)		2,000	2,197,320
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.45%, 5/25/35		9,423	8,095,951
Series 2005-11, Class 4A1, 0.42%, 4/25/35		6,108	4,964,176
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		4,000	4,206,000
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		8,100	8,833,147
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		2,200	2,467,049
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		3,000	3,369,459
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,565	5,023,986
Series 2007-GG9, Class A4, 5.44%, 3/10/39		7,555	8,266,009
Series 2007-GG11, Class A4, 5.74%, 12/10/49		11,093	12,366,668
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (b)		6,420	6,584,320
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		5,110	5,652,892
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,019,410
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,126,436
Series 2013-CR12, Class D, 5.26%, 10/10/46 (a)(b)		2,000	1,902,264
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		2,582	2,594,891
Series 2013-FL3, Class MMHP, 3.75%, 10/13/28 (a)(b)		1,000	1,017,231

30	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	USD	901	$875,037
Series 2014-TWC, Class E, 3.41%, 2/13/32 (a)(b)		4,000	4,027,748
Series 2014-TWC, Class F, 4.41%, 2/13/32 (a)(b)		2,000	2,013,670
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,463,631
Credit Suisse Commercial Mortgage Pass-Through Certificates:
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,848,390
Series 2006-C5, Class A3, 5.31%, 12/15/39		2,441	2,643,823
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFL, 0.40%, 4/15/37 (b)		3,000	2,870,856
Credit Suisse Mortgage Trust, Series 2007-TF2A, Class A1, 0.33%, 4/15/22 (a)(b)		2,424	2,404,747
Del Coronado Trust, Series 2013-HDC Class A, 0.96%, 3/15/26 (a)(b)		645	645,614
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		2,006	2,208,335
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,329	3,525,663
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.32%, 2/25/36		11,488	9,144,862
GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.55%, 12/10/27 (a)(b)		5,000	5,014,340
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		4,000	3,958,144
Series 2013-NYC5, Class G, 3.65%, 1/10/30 (a)(b)		1,840	1,790,175
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ, 5.75%, 4/10/38 (b)		1,000	1,023,014
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,127,712
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		10,205	10,442,562
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.45%, 7/25/35		7,197	6,288,890
Series 2006-FLX1, Class A1, 0.36%, 11/25/36		10,566	9,089,334
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		3,000	3,100,944
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		5,200	5,520,377
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,876	3,135,780
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		5,000	5,248,550
Series 2007-CB18, Class A4, 5.44%, 6/12/47		7,750	8,473,106
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		5,000	5,265,255
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		3,045	3,337,265
Series 2013-ALC, Class C, 3.60%, 7/17/26 (a)(b)		2,000	2,040,262
Series 2013-ALC, Class D, 3.60%, 7/17/26 (a)(b)		4,000	4,037,068

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2014-FBLU, Class E, 3.65%, 12/15/28 (a)(b)	USD	4,000	$4,012,796
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (b)		3,680	3,998,556
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,720	4,077,991
Series 2007-C1, Class AJ, 5.48%, 2/15/40		7,000	7,277,466
Series 2007-C2, Class A1A, 5.39%, 2/15/40		6,285	6,918,938
Series 2007-C2, Class A3, 5.43%, 2/15/40		6,677	7,350,300
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		7,700	8,272,849
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	797,780
Series 2007-C7, Class AJ, 6.46%, 9/15/45 (b)		2,000	2,103,326
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/01/32 (a)(b)		7,000	6,731,758
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		1,128	1,213,787
ML-CFC Commercial Mortgage Trust:
Series 2006-3, Class AJ, 5.49%, 7/12/46 (b)		4,471	4,575,787
Series 2006-4, Class A1A, 5.20%, 12/12/49		2,495	2,713,105
Series 2006-4, Class AM, 5.17%, 12/12/49		3,430	3,722,824
Series 2007-9, Class A4, 5.70%, 9/12/49		3,500	3,903,589
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,169,740
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,866	3,126,887
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,377	1,490,322
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,660	4,004,589
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.40%, 8/27/24 (a)(b)		4,000	4,000,000
Structured Asset Mortgage Investments II Trust:
Series 2006-AR3, Class 11A1, 0.36%, 4/25/36		6,443	4,752,406
Series 2007-AR1, Class 2A1, 0.33%, 1/25/37		10,503	8,152,973
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,718,477
Series 2013-PENN, Class D, 4.08%, 12/13/20 (a)(b)		3,000	3,000,648
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.51%, 12/15/44 (b)		1,360	1,441,993
Series 2007-C32, Class A1A, 5.72%, 6/15/49 (b)		2,121	2,356,324
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		6,000	6,271,230
Series 2007-C33, Class AM, 6.13%, 2/15/51 (b)		2,565	2,850,851
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 2/15/24 (a)(b)		2,000	1,787,396

			357,482,893

BLACKROCK FUNDS II	APRIL 30, 2014	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 1.6%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.62%, 12/15/14 (a)(b)	USD	192,829	$501,357
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30		128,052	3,401,317
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class XA, 1.47%, 9/10/46 (b)		54,548	3,926,179
Series 2014-GC19, Class XA, 1.51%, 3/10/47 (b)		33,927	2,996,412
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.74%, 3/10/46 (b)		7,917	695,869
Series 2013-CR11, Class XA, 1.37%, 10/10/46 (b)		59,844	4,719,213
Series 2013-CR13, Class XA, 1.20%, 10/10/46 (b)		77,369	4,883,621
Series 2013-LC13, Class XA, 1.63%, 8/10/46 (b)		60,731	4,893,549
Series 2014-CR14, Class XA, 1.07%, 2/10/47 (b)		35,966	1,910,011
Series 2014-CR15, Class XA, 1.52%, 2/10/47 (b)		63,836	4,891,275
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		52,000	2,029,648
GP Portfolio Trust, Series 2014-CPP, Class XCP, 1.13%, 8/15/15 (a)(b)		368,148	5,227,702
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		43,197	1,494,833
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 4/10/47 (b)		12,449	999,655
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class XA, 1.18%, 8/15/46 (b)		116,821	5,727,869
Series 2013-C17, Class XA, 1.26%, 1/15/47 (b)		67,856	4,687,351
Series 2014-C18, Class XA, 1.34%, 2/15/47 (b)		121,883	8,766,572
Series 2014- C19, Class XA, 1.45%, 4/15/47 (b)		77,400	5,051,434
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-LC9, Class XA, 2.09%, 12/15/47 (b)		47,046	4,753,140
Series 2013-INN, Class XCP, 0.76%, 10/15/14 (a)(b)		488,750	1,759,500
Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	1,666,000
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-ALC, Class XCP, 1.02%, 7/17/26 (a)(b)		250,000	1,653,150
Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)		12,839	1,204,353
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.41%, 11/15/46 (b)		19,934	1,580,391
Series 2014-C14, Class XA, 1.48%, 1/15/47 (b)		76,805	5,908,035
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,597,093
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/20 (a)(b)		121,745	1,362,047
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class X1, 0.32%, 1/15/16 (a)(b)		272,600	1,564,724

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.06%, 6/15/46 (b)	USD	42,243	$2,427,255
Series 2013-C15, Class XA, 0.86%, 8/15/46 (b)		114,701	4,689,664
Series 2013-C17, Class XA, 1.78%, 12/15/46 (b)		52,181	4,764,106
Series 2013-UBS1, Class XA, 1.31%, 3/15/46 (b)		89,260	5,746,283
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (b)		81,913	7,480,907

			115,960,515
Total Non-Agency Mortgage-Backed Securities — 13.6%			988,743,607

Participation Notes	Shares
Multi-Utilities — 0.0%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17		56,103	2,809,092

Preferred Securities	Par (000)
Capital Trusts
Banks — 0.8%
Barclays Bank PLC:
8.00% (b)(g)	EUR	600	886,527
8.25% (b)(g)	USD	1,975	2,103,375
Credit Agricole SA, 7.88% (b)(g)		20,000	21,518,000
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	174,000
Fifth Third Bancorp, 5.10% (b)(g)		12,500	11,562,500
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,839,600
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,405,000
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	109,500
Resona Preferred Global Securities Cayman Ltd., 7.19% (a)(b)(g)		200	212,000
SMFG Preferred Capital USD 1 Ltd., 6.08% (a)(b)(g)		150	163,500
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		200	251,100
Wachovia Capital Trust III, 5.57% (b)(g)		5,980	5,755,750
Wells Fargo & Co., 7.98% (b)(g)		8,450	9,590,750

			57,571,602
Capital Markets — 0.4%
The Bank of New York Mellon Corp., 4.50% (b)(g)		20,003	18,337,750
Goldman Sachs Capital I, 6.35%, 2/15/34		9,000	9,516,330
State Street Capital Trust IV, 1.23%, 6/15/37 (b)		830	690,975
UBS AG, 7.63%, 8/17/22		2,000	2,376,540

			30,921,595
Consumer Finance — 0.1%
American Express Co., 6.80%, 9/01/66 (b)		7,600	8,388,880
Diversified Financial Services — 2.0%
Bank of America Corp., 5.20% (b)(g)		29,405	27,640,700
BNP Paribas SA, 7.20% (b)(g)		2,000	2,240,000
Credit Suisse Group AG, 7.50% (a)(b)(g)		9,725	10,563,781
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		11,650	12,713,063
General Electric Capital Corp.:

32	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Diversified Financial Services (concluded)
5.25% (b)(g)	USD	10,800	$10,651,500
6.25% (b)(g)		2,000	2,172,500
7.13% (b)(g)		8,000	9,200,000
Hero Asia Investment Ltd., 5.25% (g)		1,500	1,527,720
JPMorgan Chase & Co.:
5.15% (b)(g)		5,500	5,204,375
6.00% (b)(g)		36,120	35,939,400
Lloyds Banking Group PLC, 6.66% (b)(g)		3,000	3,195,000
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(g)		100	110,000
7.64% (a)(b)(g)		200	208,000
7.65% (a)(b)(g)		100	110,000
Societe Generale SA:
5.92% (a)(b)(g)		200	212,750
7.88% (a)(b)(g)		20,000	20,908,000

			142,596,789
Diversified Telecommunication Services — 0.2%
Telefonica Emisiones SAU, 7.05%, 6/20/36		9,000	11,207,232
Food Products — 0.1%
HJ Heinz Finance Co., 7.13%, 8/01/39		9,645	10,416,600
Industrial Conglomerates — 0.0%
Hutchison Whampoa International Ltd., 6.00% (g)		3,000	3,172,500
Insurance — 2.4%
ACE Capital Trust II, 9.70%, 4/01/30		3,000	4,406,172
AIG Life Holdings, Inc., 7.57%, 12/01/45 (a)		7,975	10,046,985
The Allstate Corp.:
6.13%, 5/15/67 (b)		500	528,750
6.50%, 5/15/67 (b)		2,300	2,478,250
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,630	4,855,125
6.25%, 3/15/87		2,046	2,221,138
AON PLC, 4.25%, 12/12/42		1,500	1,407,659
AXA SA:
6.38% (a)(b)(g)		16,000	17,160,000
6.46% (a)(b)(g)		6,000	6,432,000
The Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,748,250
Genworth Holdings, Inc.:
7.63%, 9/24/21		5,000	6,247,760
6.50%, 6/15/34		5,870	7,002,816
6.15%, 11/15/66 (b)		4,200	3,927,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		2,350	2,773,000
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,289,750
7.80%, 3/07/87 (a)		15,150	17,233,125
Lincoln National Corp.:
7.00%, 5/17/66 (b)		15,350	15,928,695
6.05%, 4/20/67 (b)		2,860	2,874,300
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		4,550	5,528,250
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		6,200	8,339,000
MetLife, Inc., 6.40%, 12/15/66		500	542,500
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	918,000
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,385,000
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	7,025,437
5.20%, 3/15/44 (b)		5,000	4,962,500
8.88%, 6/15/68 (b)		3,000	3,667,500

Preferred Securities	Par (000)		Value
Insurance (concluded)
Reinsurance Group of America, Inc., 6.75%, 12/15/65	USD	3,880	$3,938,200
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)		7,500	8,025,000
Swiss Re Capital I LP, 6.85% (a)(b)(g)		2,100	2,247,000
XL Group PLC, 6.50% (b)(g)		16,760	16,508,600
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,290,000

			173,937,762
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		6,946	7,223,840
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	271,250
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		150	141,750
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,702,137

			5,843,887
Road & Rail — 0.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,525,000
Total Capital Trusts — 6.3%			457,076,937

Preferred Stocks	Shares
Aerospace & Defense — 0.1%
United Technologies Corp., 7.50%, 8/01/15		190,000	12,566,600
Banks — 0.9%
BB&T Corp., 5.20% (g)		340,000	7,483,400
Citigroup, Inc., 6.88% (g)		400,000	10,732,000
First Republic Bank:
6.70% (g)		200,000	5,128,000
7.00% (g)		250,000	6,529,750
FNB Corp., 7.25% (g)		80,000	2,139,120
RBS Capital Funding Trust VII, Series G, 6.08% (g)		50,110	1,152,029
Regions Financial Corp., 6.38% (g)		113,800	2,738,028
Synovus Financial Corp., 7.88% (g)		200,000	5,590,000
U.S. Bancorp, 6.00% (g)		272,000	7,534,400
Wells Fargo & Co., 5.85% (g)		600,000	15,210,000

			64,236,727
Capital Markets — 0.7%
The Goldman Sachs Group, Inc.:
5.63% (g)		259,900	6,141,437
6.38% (g)		261,000	6,554,026
Morgan Stanley, 6.88% (g)		600,000	15,954,000
State Street Corp., 5.90% (g)		800,000	20,768,000

			49,417,463
Diversified Financial Services — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40		214,964	5,909,360
Electric Utilities — 0.3%
DTE Energy Co., 5.25%, 12/01/62		100,000	2,330,000
Duke Energy Corp., 5.13%, 1/15/73		150,000	3,552,000
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,347,020
Entergy Mississippi, Inc., 6.00%, 5/01/51		170,000	4,292,500
SCE Trust I, 5.63% (g)		240,000	5,680,800
SCE Trust III, 5.75% (g)		126,560	3,266,514

			21,468,834

BLACKROCK FUNDS II	APRIL 30, 2014	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
Insurance — 0.5%
The Allstate Corp.:
6.63% (g)		907,496	$23,422,472
5.10%, 1/15/53		467,259	11,737,546

			35,160,018
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (d)		11,108	1,242,208
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp., 4.50%, 11/01/16		3,000	299,520
DDR Corp., 6.25% (g)		200,000	4,714,000
Firstar Realty LLC, 8.88% (g)		5,000	6,257,815
Public Storage, 5.20% (g)		60,000	1,320,000
Suntrust Real Estate Investment Corp., 9.00% (g)		15	1,822,923

			14,414,258
Total Preferred Stocks — 2.8%			204,415,468

Total Preferred Securities — 9.1%			661,492,405

U.S. Government Sponsored Agency Securities	Par (000)
Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities, Series 2012-K501, Class C, 3.61%, 11/25/46	USD	5,000	5,042,300
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		6,611	6,931,103

			11,973,403
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series 2013-KF02, Class B, 2.82%, 12/25/45		3,805	3,887,460
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.52%, 12/25/25		3,489	435,111
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K30, Class X1, 0.34%, 4/25/23		122,425	2,099,474
Series K36, Class X1, 0.94%, 10/25/23		89,057	5,321,798
Series K714, Class X1, 0.89%, 10/25/20		60,643	2,428,401

			9,849,673

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 0.9%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/01/26	USD	5,687	$5,991,284
2.50%, 4/01/28-8/01/28		26,919	27,115,208
2.00%, 8/01/28		2,916	2,861,552
3.00%, 9/01/28-11/01/28		20,205	20,878,753
4.00%, 12/01/41		4,504	4,722,380
3.71%, 9/01/42		4,925	5,171,536
Freddie Mac Mortgage-Backed Securities, 4.00%, 7/01/26		1,960	2,084,200

			68,824,913
Total U.S. Government Sponsored Agency Securities — 1.3%			94,970,560

U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 0.88%, 2/28/17		4,360	4,368,284
Total Long-Term Investments (Cost — $6,987,414,043) — 99.8%			7,276,481,013

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (i)(j)		165,778,888	165,778,888

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18%, (i)(j)(k)		$305,943	305,943,250
Total Short-Term Securities (Cost — $471,722,138) — 6.5%			471,722,138

Options Purchased
(Cost — $19,363,422) — 0.3%			22,244,275
Total Investments (Cost — $7,478,499,603*) — 106.6%			7,770,447,426
Liabilities in Excess of Other Assets — (6.6)%			(483,714,291)

Net Assets — 100.0%			$7,286,733,135

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,481,199,554

Gross unrealized appreciation	$346,813,991
Gross unrealized depreciation	(57,566,119)

Net unrealized appreciation	$289,247,872

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

34	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Shares/Beneficial Interest Purchased		Shares Sold	Shares/Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	81,063,181	84,715,707	[1]	—	165,778,888	$165,778,888	$40,180	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$305,943,250	[1]	—	$305,943,250	$305,943,250	$383,548	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,628,290	3,122,274		3,370,152	3,380,412	$318,908,068	$10,690,644	$(1,153,251)
iShares iBoxx $ Investment Grade Corporate Bond ETF	449,979	399,514		449,979	399,514	$47,202,579	$570,218	$(3,165,473)
iShares Intermediate Credit Bond ETF	661,075	—		661,075	—	—	$155,518	$(1,980,488)
iShares U.S. Preferred Stock ETF	2,538,287	395,465		1,194,585	1,739,167	$68,784,055	$3,422,923	$(1,699,245)

[1]	Represents net shares/beneficial interest purchased.

(j)	Represents the current yield as of report date.

(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
8	Canadian Government Bonds (10 Year)	Montreal	June 2014	USD	955,869	$8,854
18	Euro-Buxl	Eurex	June 2014	USD	3,280,355	89,363
916	Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	134,909,625	1,915,072
118	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	25,945,250	11,877
(432)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	40,562,640	(825,271)
(19)	Euro-Bobl	Eurex	June 2014	USD	3,315,247	(13,147)
(31)	Euro-Bund	Eurex	June 2014	USD	6,216,343	(74,754)
(160)	Euro-Schatz	Eurex	June 2014	USD	24,519,423	(15,538)
(6)	Gilt-British	NYSE Liffe	June 2014	USD	1,117,681	(4,146)
(3)	Japanese Government Bonds (10 Year)	Tokyo	June 2014	USD	4,252,555	(11,728)
(302)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	36,074,844	(36,519)
(222)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	27,621,656	(80,512)
Total						$963,551

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	120,000	USD	164,446	Barclays Bank PLC	5/07/14	$2,034
EUR	540,000	USD	747,147	Deutsche Bank AG	5/07/14	2,009
EUR	1,960,000	USD	2,707,601	Goldman Sachs International	5/07/14	11,558
GBP	140,000	USD	235,576	Barclays Bank PLC	5/07/14	—
GBP	760,000	USD	1,276,640	Deutsche Bank AG	5/07/14	6,468
GBP	760,000	USD	1,276,454	UBS AG	5/07/14	6,655
USD	56,452,121	EUR	41,000,000	Barclays Bank PLC	5/07/14	(428,238)
USD	1,243,995	EUR	900,000	Deutsche Bank AG	5/07/14	(4,598)
USD	75,911	EUR	55,000	Deutsche Bank AG	5/07/14	(392)
USD	622,153	EUR	450,000	HSBC Bank PLC	5/07/14	(2,143)
USD	75,911	EUR	55,000	UBS AG	5/07/14	(392)
USD	13,448,231	GBP	8,080,000	BNP Paribas S.A.	5/07/14	(193,241)

BLACKROCK FUNDS II	APRIL 30, 2014	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	242,697	GBP	145,000	Deutsche Bank AG	5/07/14	$(2,107)
USD	13,056,120	GBP	7,845,000	HSBC Bank PLC	5/07/14	(188,602)
USD	13,057,532	GBP	7,845,000	UBS AG	5/07/14	(187,189)
USD	242,697	GBP	145,000	UBS AG	5/07/14	(2,106)
USD	33,622,308	EUR	24,330,000	Bank of America N.A.	5/21/14	(130,215)
USD	22,148,872	GBP	13,250,000	Deutsche Bank AG	5/21/14	(218,742)
USD	307,249	CLP	172,397,588	Citibank N.A.	5/28/14	2,746
USD	1,552,570	CLP	871,147,110	Citibank N.A.	5/28/14	13,873
CNH	5,904,467	USD	960,076	Bank of America N.A.	6/09/14	(18,555)
CNH	13,618,767	USD	2,190,146	Bank of America N.A.	6/09/14	(18,510)
CNH	4,801,092	USD	780,703	Bank of America N.A.	6/09/14	(15,126)
CNH	1,158,233	USD	186,203	Barclays Bank PLC	6/09/14	(1,512)
CNH	17,380,252	USD	2,819,809	HSBC Bank USA N.A.	6/09/14	(48,370)
CNH	17,602,391	USD	2,864,138	JPMorgan Chase Bank N.A.	6/09/14	(57,276)
CNH	5,152,736	USD	828,871	JPMorgan Chase Bank N.A.	6/09/14	(7,220)
USD	3,232,504	CNH	19,866,000	Bank of America N.A.	6/09/14	64,689
USD	7,568,714	CNH	47,430,858	Barclays Bank PLC	6/09/14	5,431
USD	2,715,302	CNH	16,902,209	Barclays Bank PLC	6/09/14	20,090
USD	783,359	CNH	4,801,207	Deutsche Bank AG	6/09/14	17,763
USD	38,709,833	CNH	237,891,281	Deutsche Bank AG	6/09/14	775,900
USD	1,045,334	CNH	6,498,108	HSBC Bank PLC	6/09/14	9,151
USD	318,684	CNH	1,988,214	JPMorgan Chase Bank N.A.	6/09/14	1,645
USD	290,070	CNH	1,782,630	JPMorgan Chase Bank N.A.	6/09/14	5,813
USD	2,373,958	SGD	3,006,000	Deutsche Bank AG	6/09/14	(23,745)
MXN	14,648,000	USD	1,107,900	JPMorgan Chase Bank N.A.	7/23/14	3,974
USD	1,839,625	CAD	2,024,000	Deutsche Bank AG	7/23/14	(3,254)
USD	124,390	EUR	90,000	Barclays Bank PLC	7/23/14	(449)
USD	1,115,571	MXN	14,648,000	Deutsche Bank AG	7/23/14	3,696
USD	525,192	ZAR	5,535,000	Deutsche Bank AG	7/23/14	6,367
Total						$(592,120)

•	Exchange-traded options purchased as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Call	USD	1,925	6/21/14	3,320	$3,652,000
S&P 500 Index	Call	USD	1,900	9/20/14	3,963	17,536,275
S&P 500 Index	Put	USD	1,800	6/21/14	800	1,056,000
Total						$22,244,275

•	OTC credit default swaps – buy protection outstanding as of April 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	$5,000	$(34,072)	$(19,476)	$(14,596)
Peoples Republic Of China	1.00%	Barclays Bank PLC	3/20/19	$3,500	(23,850)	(16,901)	(6,949)
Total					$(57,922)	$(36,377)	$(21,545)

36	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	OTC credit default swaps – sold protection outstanding as of April 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	$2,000	$183,682	$(27,249)	$210,931

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$315,819,768	$22,342,707	$338,162,475
Common Stocks	$638,116,696	1,088,500,311	—	1,726,617,007
Corporate Bonds	—	1,543,287,142	—	1,543,287,142
Equity-Linked Notes	—	1,193,671,764	—	1,193,671,764
Floating Rate Loan Interests	—	144,838,536	31,222,796	176,061,332
Foreign Government Obligations	—	35,602,139	—	35,602,139
Investment Companies	510,695,206	—	—	510,695,206
Non-Agency Mortgage-Backed Securities	—	950,984,841	37,758,766	988,743,607
Participation Notes	—	2,809,092	—	2,809,092
Preferred Securities	196,334,730	465,157,675	—	661,492,405
U.S. Government Sponsored Agency Securities	—	94,970,560	—	94,970,560
U.S. Treasury Obligations	—	4,368,284	—	4,368,284
Short-Term Securities	165,778,888	305,943,250	—	471,722,138
Options Purchased:
Equity Contracts	22,244,275	—	—	22,244,275
Total	$1,533,169,795	$6,145,953,362	$91,324,269	$7,770,447,426

BLACKROCK FUNDS II	APRIL 30, 2014	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$210,931	—	$210,931
Foreign currency exchange contracts	—	959,862	—	959,862
Interest rate contracts	$2,025,166	—	—	2,025,166
Liabilities:
Credit contracts	—	(21,545)	—	(21,545)
Equity contracts	(825,271)	—	—	(825,271)
Foreign currency exchange contracts	—	(1,551,982)	—	(1,551,982)
Interest rate contracts	(236,344)	—	—	(236,344)
Total	$963,551	$(402,734)	—	$560,817

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,455,258	—	—	$7,455,258
Foreign currency at value	7,408,644	—	—	7,408,644
Cash pledged for financial futures contracts	5,777,000	—	—	5,777,000
Liabilities:
Collateral on securities loaned at value	—	$(305,943,250)	—	(305,943,250)
Total	$20,640,902	$(305,943,250)	—	$(285,302,348)

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2014.

38	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Equity-Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2013	$102,630,863	$359,565,064	$21,261,374	—	$483,457,301
Transfers into Level 3	—	—	3,915,511	—	3,915,511
Transfers out of Level 3[1]	(79,622,168)	—	(8,398,234)	—	(88,020,402)
Accrued discounts/premiums	66,845	—	(12,423)	—	54,422
Net realized gain (loss)	230,322	(706,922)	25,235	—	(451,365)
Net change in unrealized appreciation/depreciation[2]	397,316	(1,448,017)	292,418	$(4,043,752)	(4,802,035)
Purchases	16,014,181	—	26,094,773	41,802,517	83,911,471
Sales	(17,374,652)	(357,410,125)	(11,955,858)	—	(386,740,635)
Closing Balance, as of April 30, 2014	$22,342,707	—	$31,222,796	$37,758,765	$91,324,268

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[2]	$213,297	—	$319,221	$(4,043,752)	$(3,511,234)

[1]

As of July 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $88,020,402 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	APRIL 30, 2014	39

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	June 23, 2014